Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	xxxxxx0961	XXXX	XXXX	Closed	2021-05-28 09:55	2021-07-16 14:19	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Loan Estimate Deficiency	Resolved-Disclosure Tracking Summary uploaded. Finding resolved. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Disclosure Tracking Summary - Buyer-XX/XX/XXXX Open- - Due Diligence Vendor-XX/XX/XXXX Open-Proof of deliveries for Loan Estimate are missing. (Only LE with issue date XX-XX is signed) - Due Diligence Vendor-XX/XX/XXXX		Resolved-Disclosure Tracking Summary uploaded. Finding resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXXXX_XXXX_XXXXXXXXXXXXXXXXXXXXXXXXX.XXX			XX	Primary Residence	Purchase	NA	26628	N/A	N/A
XXXX	xxxxxx0961	XXXX	XXXX	Closed	2021-05-28 09:42	2021-07-16 14:17	Resolved	1 - Information	D	A	Compliance	Missing Doc	Homeownership Counseling Disclosure Is Missing	Resolved-Counseling uploaded/entered. Finding resolved. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Homeownership Counseling Disclosure - Buyer-XX/XX/XXXX Open- - Due Diligence Vendor-XX/XX/XXXX Open-Could not locate Homeownership Counseling Disclosure in file. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Counseling uploaded/entered. Finding resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXXXX_XXXX_XXXXXXXXXXXXXXXXXXXXXXXXXXXXXXX.XXX			XX	Primary Residence	Purchase	NA	26624	N/A	N/A
XXXX	xxxxxx0961	XXXX	XXXX	Closed	2021-05-28 09:47	2021-07-13 08:20	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Required Affiliated Business Disclosure	Resolved-Per Leadership, this disclosure is not required for this transaction. This finding is resolved. - Due Diligence Vendor-XX/XX/XXXX Open- - Due Diligence Vendor-XX/XX/XXXX Open-Could not locate the affiliated business disclosure in file. - Due Diligence Vendor-XX/XX/XXXX		Resolved-Per Leadership, this disclosure is not required for this transaction. This finding is resolved. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Purchase	NA	26626	N/A	N/A
XXXX	xxxxxx2228	XXXX	XXXX	Closed	2021-09-22 01:46	2021-11-01 13:41	Resolved	1 - Information	C	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test
Resolved-POD, PCCD, LOX, & Borrower Refund provided to cure increase in Final Inspection fee for $XXX, finding resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-POD, PCCD, LOX, & Borrower Refund attached. - Due Diligence Vendor-XX/XX/XXXX

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-XX/XX/XXXX
																Resolved-POD, PCCD, LOX, & Borrower Refund provided to cure increase in Final Inspection fee for $XXX, finding resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXXX_X.XXX_XXXXX_ XXXXXX_X.XXX_XXXXX_ XXXXXX_X.XXX_XXXXX_ XXXXXX_X.XXX			XX	Primary Residence	Purchase	NA	102816	N/A	N/A
XXXX	xxxxxx2228	XXXX	XXXX	Closed	2021-09-22 01:46	2021-11-01 13:40	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-POD, PCCD, LOX, & Borrower Refund provided to cure increase in Final Inspection fee for $XXX, finding resolved - Due Diligence Vendor-XX/XX/XXXX Ready for Review-POD, PCCD, LOX, & Borrower Refund attached. - Due Diligence Vendor-XX/XX/XXXX Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-XX/XX/XXXX		Resolved-POD, PCCD, LOX, & Borrower Refund provided to cure increase in Final Inspection fee for $XXX, finding resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXXX_X.XXX_XXXXX_ XXXXXX_X.XXX_XXXXX_ XXXXXX_X.XXX_XXXXX_ XXXXXX_X.XXX			XX	Primary Residence	Purchase	NA	102814	N/A	N/A
XXXX	xxxxxx2228	XXXX	XXXX	Closed	2021-09-22 01:46	2021-11-01 13:40	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test
Resolved-POD, PCCD, LOX, & Borrower Refund provided to cure increase in Final Inspection fee for $XXX, finding resolved - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-POD, PCCD, LOX, & Borrower Refund attached. - Due Diligence Vendor-XX/XX/XXXX

Open-This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). This fail is as a result of the $XXX Final Inspection fee which was added onto the Revised Closing Disclosure dated X/XX/XXXX. There was no change of circumstance provided to cure this tolerance violation. - Due Diligence Vendor-XX/XX/XXXX

Open-This loan failed the charges that cannot increase test.  (XX CFR §XXXX.XX(e)(X)(i))The loan contains charges that exceed the good faith determination according to §XXXX.XX(e)(X)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX.XX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §XXXX.XX(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §XXXX.XX(e)(X)(i). - Due Diligence Vendor-XX/XX/XXXX
																Resolved-POD, PCCD, LOX, & Borrower Refund provided to cure increase in Final Inspection fee for $XXX, finding resolved - Due Diligence Vendor-XX/XX/XXXX	XXXXXX_X.XXX_XXXXX_ XXXXXX_X.XXX_XXXXX_ XXXXXX_X.XXX_XXXXX_ XXXXXX_X.XXX			XX	Primary Residence	Purchase	NA	102817	N/A	N/A
XXXX	xxxxxx9449	XXXX	XXXX	Seller	2024-08-12 08:55	2024-08-12 08:55	Open	3 - Material	C	C	Compliance	Compliance	Unable to test for Regulatory Compliance due to missing documents.	Open-Unable to test for Regulatory Compliance due to missing application from origination and appraisal - Due Diligence Vendor-XX/XX/XXXX						XX	Other	Other	Cash Out - Other	2168258	N/A	N/A
XXXX	xxxxxx9449	XXXX	XXXX	Seller	2024-08-12 08:53	2024-08-12 08:53	Open	3 - Material	D	D	Property	Missing Doc	Appraisal is Missing	Open-Missing appraisal from file - Due Diligence Vendor-XX/XX/XXXX						XX	Other	Other	Cash Out - Other	2168240	N/A	N/A
XXXX	xxxxxx9449	XXXX	XXXX	Seller	2024-08-10 11:18	2024-08-10 11:18	Open	3 - Material	C	C	Credit	Doc Issue	Application Missing	Open-Missing application from origination. - Due Diligence Vendor-XX/XX/XXXX						XX	Other	Other	Cash Out - Other	2162208	N/A	N/A
XXXX	xxxxxx5430	XXXX	XXXX	Seller	2024-08-12 08:19	2024-08-12 08:19	Open	3 - Material	C	C	Compliance	Compliance	Unable to test for Regulatory Compliance due to missing documents.	Open-Unable to test for Regulatory Compliance due to missing documents. - Due Diligence Vendor-XX/XX/XXXX						XX			Cash Out - Other	2167835	N/A	N/A
XXXX	xxxxxx5430	XXXX	XXXX	Seller	2024-08-12 08:02	2024-08-12 08:02	Open	3 - Material	D	D	Property	Missing Doc	Appraisal is Missing	Open- - Due Diligence Vendor-XX/XX/XXXX						XX			Cash Out - Other	2167633	N/A	N/A
XXXX	xxxxxx5430	XXXX	XXXX	Seller	2024-08-08 15:11	2024-08-08 15:11	Open	3 - Material	D	D	Compliance	Missing Doc	CHARM Booklet is Missing	Open- - Due Diligence Vendor-XX/XX/XXXX						XX			Cash Out - Other	2151783	N/A	N/A
XXXX	xxxxxx5430	XXXX	XXXX	Seller	2024-08-08 15:09	2024-08-08 15:09	Open	3 - Material	C	C	Credit	Doc Issue	Application Missing	Open-Missing Initial Application - Due Diligence Vendor-XX/XX/XXXX						XX			Cash Out - Other	2151760	N/A	N/A
XXXX	xxxxxx7302	XXXX	XXXX	Seller	2024-08-10 11:35	2024-08-10 11:35	Open	3 - Material	D	D	Property	Missing Doc	Appraisal is Missing	Open-Missing appraisal from origination - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	2162271	N/A	N/A
XXXX	xxxxxx7302	XXXX	XXXX	Seller	2024-08-10 11:35	2024-08-10 11:35	Open	3 - Material	D	D	Compliance	Missing Doc	ARM Disclosure is Missing	Open-Missing ARM Disclosure from origination - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	2162270	N/A	N/A
XXXX	xxxxxx7302	XXXX	XXXX	Seller	2024-08-09 23:39	2024-08-09 23:39	Open	3 - Material	D	D	Compliance	Missing Doc	CHARM Booklet is Missing	Open-Please provide Charm Booklet as Note type is ARM - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	2160753	N/A	N/A
XXXX	xxxxxx7302	XXXX	XXXX	Seller	2024-08-09 23:38	2024-08-09 23:38	Open	3 - Material	C	C	Credit	Doc Issue	Application Missing	Open-Please provide Initial Application as it is missing in File - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	2160752	N/A	N/A
XXXX	xxxxxx7302	XXXX	XXXX	Seller	2024-08-09 23:38	2024-08-09 23:38	Open	2 - Non-Material	B	B	Compliance	State Reg	Late Fees Test
Open-This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, XXX will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment. As per Note Term on page X of XX - other charges, borrower  is liable to pay XX% of late fee or $XX minimum as per requirements. - Due Diligence Vendor-XX/XX/XXXX
																				XX	Primary Residence	Refinance	Cash Out - Other	2160751	N/A	N/A
XXXX	xxxxxx7302	XXXX	XXXX	Seller	2024-08-09 23:38	2024-08-09 23:38	Open	3 - Material	C	C	Compliance	Right to Rescind	TILA Right of Rescission Test	Open-This loan failed the TILA right of rescission test. Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from XX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from XX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. Missing Notice of Right to Cancel. - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	2160750	N/A	N/A
XXXX	xxxxxx0284	XXXX	XXXX	Seller	2024-08-12 14:41	2024-08-12 14:41	Open	3 - Material	C	C	Compliance	Compliance	Unable to test for Regulatory Compliance due to missing documents.	Open-Unable to test for Regulatory Compliance due to missing documents. To be reviewed upon receipt of requested documents. - Due Diligence Vendor-XX/XX/XXXX						XX	Other	Other	Cash Out - Other	2172160	N/A	N/A
XXXX	xxxxxx0284	XXXX	XXXX	Seller	2024-08-10 11:37	2024-08-10 11:37	Open	3 - Material	D	D	Compliance	Missing Doc	ARM Disclosure is Missing	Open-Missing ARM Disclosure from origination - Due Diligence Vendor-XX/XX/XXXX						XX	Other	Other	Cash Out - Other	2162277	N/A	N/A
XXXX	xxxxxx0284	XXXX	XXXX	Seller	2024-08-10 11:36	2024-08-10 11:36	Open	3 - Material	D	D	Property	Missing Doc	Appraisal is Missing	Open-Missing appraisal from origination - Due Diligence Vendor-XX/XX/XXXX						XX	Other	Other	Cash Out - Other	2162274	N/A	N/A
XXXX	xxxxxx0284	XXXX	XXXX	Seller	2024-08-10 02:15	2024-08-10 02:15	Open	3 - Material	C	C	Credit	Doc Issue	Application Missing	Open-Please provide Initial Application as it is missing in File - Due Diligence Vendor-XX/XX/XXXX						XX	Other	Other	Cash Out - Other	2160914	N/A	N/A
XXXX	xxxxxx0284	XXXX	XXXX	Seller	2024-08-10 02:14	2024-08-10 02:14	Open	3 - Material	D	D	Compliance	Missing Doc	CHARM Booklet is Missing	Open-Please provide Charm Booklet as Note type is ARM - Due Diligence Vendor-XX/XX/XXXX						XX	Other	Other	Cash Out - Other	2160912	N/A	N/A
XXXX	xxxxxx9417	XXXX	XXXX	Seller	2024-08-10 11:34	2024-08-10 11:34	Open	3 - Material	D	D	Compliance	Missing Doc	ARM Disclosure is Missing	Open-Missing ARM Disclosure from origination - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	2162268	N/A	N/A
XXXX	xxxxxx9417	XXXX	XXXX	Seller	2024-08-10 11:34	2024-08-10 11:34	Open	3 - Material	D	D	Property	Missing Doc	Appraisal is Missing	Open-Missing appraisal from origination - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	2162267	N/A	N/A
XXXX	xxxxxx9417	XXXX	XXXX	Seller	2024-08-09 08:03	2024-08-09 08:03	Open	3 - Material	D	D	Compliance	Missing Doc	CHARM Booklet is Missing	Open-Please provide Charm Booklet as Note type is ARM - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	2155305	N/A	N/A
XXXX	xxxxxx9417	XXXX	XXXX	Seller	2024-08-09 08:02	2024-08-09 08:02	Open	3 - Material	C	C	Compliance	Right to Rescind	TILA Right of Rescission Test	Open-This loan failed the TILA right of rescission test. Closed-end ( XX CFR §XXXX.XX(a)(X) , transferred from XXX CFR §XXX.XX(a)(X) ), Open-end ( XX CFR §XXXX.XX(a)(X) , transferred from XXX CFR §XXX.XX(a)(X) )The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by XX CFR §XXXX.XX or §XXXX.XX, or delivery of all material disclosures, whichever occurs last. Missing Notice of Right to Cancel. - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	2155297	N/A	N/A
XXXX	xxxxxx9417	XXXX	XXXX	Seller	2024-08-09 08:02	2024-08-09 08:02	Open	2 - Non-Material	B	B	Compliance	State Reg	Late Fees Test
Open-This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, XXX will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment. As per Note Term on page X of X - other charges, borrower  is liable to pay XX% of late fee or $XX minimum as per requirements. - Due Diligence Vendor-XX/XX/XXXX
																				XX	Primary Residence	Refinance	Cash Out - Other	2155298	N/A	N/A
XXXX	xxxxxx9417	XXXX	XXXX	Seller	2024-08-09 07:58	2024-08-09 07:58	Open	3 - Material	C	C	Credit	Doc Issue	Application Missing	Open-Please provide Initial Application as it is missing in File - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	2155245	N/A	N/A
XXXX	xxxxxx4512	XXXX	XXXX	Seller	2024-08-09 13:10	2024-08-09 13:10	Open	3 - Material	D	D	Property	Missing Doc	Appraisal is Missing	Open-Missing appraisal from file - XXXXXXXXXXXXXXXXXXXXX-XX/XX/XXXX	_xXXXD_	_xXXXD_				XX		Refinance	Cash Out - Other	2158765	N/A	N/A
XXXX	xxxxxx4512	XXXX	XXXX	Seller	2024-08-09 12:41	2024-08-09 12:41	Open	3 - Material	C	C	Compliance	Compliance	Unable to test for Regulatory Compliance due to missing documents.	Open-Missing Application from origination, appraisal, ROR, ARM Disclosure and CHARM Booklet - XXXXXXXXXXXXXXXXXXXXX-XX/XX/XXXX	_xXXXD_	_xXXXD_				XX		Refinance	Cash Out - Other	2158449	N/A	N/A
XXXX	xxxxxx4512	XXXX	XXXX	Seller	2024-08-09 12:39	2024-08-09 12:39	Open	3 - Material	D	D	Compliance	Missing Doc	ARM Disclosure is Missing	Open-ARM Disclosure at origination missing - XXXXXXXXXXXXXXXXXXXXX-XX/XX/XXXX	_xXXXD_	_xXXXD_				XX		Refinance	Cash Out - Other	2158433	N/A	N/A
XXXX	xxxxxx4512	XXXX	XXXX	Seller	2024-08-09 04:02	2024-08-09 04:02	Open	2 - Non-Material	B	B	Compliance	State Reg	Late Fees Test
Open-This loan failed the late fees test.The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, XXXXXXXXXXXXXXXXXXX will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment. As per Note Term on page X of X - other charges, borrower  is liable to pay XX% of late fee or $XX minimum as per requirements. - XXXXXXXXXXXXXXXXXXXXX-XX/XX/XXXX
															_xXXXD_	_xXXXD_				XX		Refinance	Cash Out - Other	2153639	N/A	N/A
XXXX	xxxxxx4512	XXXX	XXXX	Seller	2024-08-09 03:58	2024-08-09 03:58	Open	3 - Material	C	C	Credit	Doc Issue	Application Missing	Open-Please provide Initial Application as it is missing in File - XXXXXXXXXXXXXXXXXXXXX-XX/XX/XXXX	_xXXXD_	_xXXXD_				XX		Refinance	Cash Out - Other	2153626	N/A	N/A
XXXX	xxxxxx4512	XXXX	XXXX	Seller	2024-08-09 03:57	2024-08-09 03:57	Open	3 - Material	D	D	Compliance	Missing Doc	CHARM Booklet is Missing	Open-Please provide Charm Booklet as Note type is ARM - XXXXXXXXXXXXXXXXXXXXX-XX/XX/XXXX	_xXXXD_	_xXXXD_				XX		Refinance	Cash Out - Other	2153624	N/A	N/A
XXXX	xxxxxx0211	XXXX	XXXX	Seller	2024-08-12 11:00	2024-08-12 11:00	Open	3 - Material	C	C	Compliance	Compliance	Unable to test for Regulatory Compliance due to missing documents.	Open-Unable to test for Regulatory Compliance due to missing application from origination and appraisal - XXXXXXXXXXXXXXXXXXXXX-XX/XX/XXXX	_xXXXD_	_xXXXD_				XX	Other	Other	Cash Out - Other	2169913	N/A	N/A
XXXX	xxxxxx0211	XXXX	XXXX	Seller	2024-08-10 11:20	2024-08-10 11:20	Open	3 - Material	D	D	Property	Missing Doc	Appraisal is Missing	Open-Missing appraisal from origination - XXXXXXXXXXXXXXXXXXXXX-XX/XX/XXXX	_xXXXD_	_xXXXD_				XX	Other	Other	Cash Out - Other	2162221	N/A	N/A
XXXX	xxxxxx0211	XXXX	XXXX	Seller	2024-08-09 04:55	2024-08-09 04:55	Open	3 - Material	D	D	Credit	Missing Doc	Missing Application	Open-Please provide Initial Application as it is missing in File - XXXXXXXXXXXXXXXXXXXXX-XX/XX/XXXX	_xXXXD_	_xXXXD_				XX	Other	Other	Cash Out - Other	2153761	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-11-27 02:12	2025-01-31 09:42	Resolved	1 - Information	D	A	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Resolved-Subject is site CONDO, HO-X Master Insurance Policy not required. - XXXXXXXXXXXXXXXXXXXXX-XX/XX/XXXX _xXXXD_ Resolved-HO-X Master Insurance Policy is fully present - XXXXXXXXXXXXXXXXXXXXX-XX/XX/XXXX _xXXXD_ Ready for Review-HOX not required on site condo. - XXXXXX-XX/XX/XXXX _xXXXD_ Open-Missing HO-X Master Insurance Policy - XXXXXXXXXXXXXXXXXXXXX-XX/XX/XXXX	Ready for Review-HOX not required on site condo. - XXXXXX-XX/XX/XXXX_xXXXD_	Resolved-Subject is site CONDO, HO-X Master Insurance Policy not required. - XXXXXXXXXXXXXXXXXXXXX-XX/XX/XXXX _xXXXD_ Resolved-HO-X Master Insurance Policy is fully present - XXXXXXXXXXXXXXXXXXXXX-XX/XX/XXXX_xXXXD_				XX	Primary Residence	Refinance	Cash Out - Other	2892498	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-11-27 06:02	2025-01-31 09:41	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Property Title Issue Resolved - Due Diligence Vendor-XX/XX/XXXX _xXXXX_ Ready for Review-Document Uploaded. Final title attached, all liens cleared. - Seller-XX/XX/XXXX _xXXXX_ Open-Property Title Issue Open liens showing on title pg#XXX - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Final title attached, all liens cleared. - Seller-XX/XX/XXXX_xXXXX_	Resolved-Property Title Issue Resolved - Due Diligence Vendor-XX/XX/XXXX_xXXXX_	XXXX XXXXXX XXXXXXX-XXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2893359	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-11-27 02:59	2025-01-15 17:43	Resolved	1 - Information	C	A	Compliance	TRID	Federal - Inaccurate Closing Disclosure APR - Redisclosure and Waiting Period
Resolved-PCCD updated to file.  - Due Diligence Vendor-XX/XX/XXXX _xXXXX_
Ready for Review-See prior condition and PCCD - emailed form was confirmed by client as received.     We count X days from confirmed received date.     - Seller-XX/XX/XXXX _xXXXX_
Open-The Annual Percentage Rate of (XX.XXX%) on the Closing Disclosure is inaccurate. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than X business days before the consummation date of (XXXX-XX-XX). If corrected disclosures are delivered to a consumer other than in person, a consumer is deemed to have received them X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(A)); XXXX.XX(f)(X)(iii); XXXX.XX(f)(X)(ii)(A); XXXX.XX(a)(X))  Added Finding for CD discrepancy, as On pg#XX of Final CD, the Issue date is XX/XX/XXXX and Disbursement is XX/XX/XXXX, which is more than X-day business rule, requirement of TRID. Need clarification or updated documents to cure the compliance errors. - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-See prior condition and PCCD - emailed form was confirmed by client as received. We count X days from confirmed received date. - Seller-XX/XX/XXXX_xXXXX_	Resolved-PCCD updated to file. - Due Diligence Vendor-XX/XX/XXXX_xXXXX_				XX	Primary Residence	Refinance	Cash Out - Other	2892589	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-11-27 02:59	2025-01-15 17:43	Resolved	1 - Information	C	A	Compliance	Tolerance:APR	Federal - Closed End APR Disclosure Tolerance (Regular)
Resolved-PCCD updated to file.  - Due Diligence Vendor-XX/XX/XXXX _xXXXX_
Ready for Review-Document Uploaded. PCCD attached.    We compare final LE to final CD, changed in the middle do not count.     - Seller-XX/XX/XXXX _xXXXX_
Open-The disclosed APR (XX.XXX) is lower than the actual APR (XX.XXX) by more than .XXX%. The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .XXX% on a regular mortgage transaction. (XX CFR XXXX.XX(f), XXXX.XX(a)(X), & XXXX.XX(a)(X)) - Due Diligence Vendor-XX/XX/XXXX _xXXXX_
Open-The disclosed APR (XX.XXX) is lower than the actual APR (XX.XXX) by more than .XXX%. The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .XXX% on a regular mortgage transaction. (XX CFR XXXX.XX(f), XXXX.XX(a)(X), & XXXX.XX(a)(X)) Apr on Final CD pg#XX is XX.XXX%, whereas the actual APR should be XX.XXX, which is by more than .XXX%, need exception on the APR. - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Document Uploaded. PCCD attached. We compare final LE to final CD, changed in the middle do not count. - Seller-XX/XX/XXXX_xXXXX_	Resolved-PCCD updated to file. - Due Diligence Vendor-XX/XX/XXXX_xXXXX_	XXXXXX XXXX - XXX XXXXXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2892592	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-11-27 02:59	2025-01-15 17:43	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Prohibited	Washington - Fees Allowed (Lender)(01/10)
Acknowledged- - Due Diligence Vendor-XX/XX/XXXX _xXXXX_
Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX _xXXXX_
Open-The Washington Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment (Rate Lock) Fee to be paid by the Borrower to the Lender. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX; WAC XXX-XXX-XXX(X))  All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - Due Diligence Vendor-XX/XX/XXXX
															_xXXXX_	Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX_xXXXX_				XX	Primary Residence	Refinance	Cash Out - Other	2892586	Originator Post-Close	No
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-11-27 02:59	2025-01-15 17:43	Resolved	1 - Information	C	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)). This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Final Closing disclosure on Pg#’s XX, Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure OR the LE’s page as the page#XX and confirmation the appraisal was delivered to the borrower – see Pg#’s XXX. The loan meets HPML guidelines. Resolved.
 - Due Diligence Vendor-XX/XX/XXXX _xXXXX_
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)). This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Final Closing disclosure on Pg#’s XX, Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure OR the LE’s page as the page#XX and confirmation the appraisal was delivered to the borrower – see Pg#’s XXX. The loan meets HPML guidelines. Resolved. - Due Diligence Vendor-XX/XX/XXXX _xXXXX_
Open-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) - Due Diligence Vendor-XX/XX/XXXX _xXXXX_
Open-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Final Closing disclosure on Pg#’s XX, Rate lock date was entered correctly – see Pg#’s XXX  An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure OR the LE’s page as the page#XX and confirmation the appraisal was delivered to the borrower – see Pg#’s XXX. The loan meets HPML guidelines. Resolved.  - Due Diligence Vendor-XX/XX/XXXX
															_xXXXX_
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)). This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Final Closing disclosure on Pg#’s XX, Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure OR the LE’s page as the page#XX and confirmation the appraisal was delivered to the borrower – see Pg#’s XXX. The loan meets HPML guidelines. Resolved.
 - Due Diligence Vendor-XX/XX/XXXX _xXXXX_
 Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)). This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Final Closing disclosure on Pg#’s XX, Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure OR the LE’s page as the page#XX and confirmation the appraisal was delivered to the borrower – see Pg#’s XXX. The loan meets HPML guidelines. Resolved. - Due Diligence Vendor-XX/XX/XXXX_xXXXX_

																				XX	Primary Residence	Refinance	Cash Out - Other	2892588	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-11-27 02:59	2025-01-15 17:43	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Limited	Washington - Maximum Lender Fees (01/09)
Acknowledged- - Due Diligence Vendor-XX/XX/XXXX _xXXXX_
Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX _xXXXX_
Open-Under the Washington Consumer Loan Act, a lender may not charge a "loan origination fee" exceeding X% of the first $XX,XXX and X% thereafter of the remaining loan amount. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX(X)).   All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - Due Diligence Vendor-XX/XX/XXXX
															_xXXXX_	Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX_xXXXX_				XX	Primary Residence	Refinance	Cash Out - Other	2892591	Originator Post-Close	No
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-12-06 09:52	2025-01-15 17:43	Resolved	1 - Information	C	A	Compliance	Mavent	Tolerance: Disclosure
Resolved-PCCD updated to file.  - Due Diligence Vendor-XX/XX/XXXX _xXXXX_
Ready for Review-This is the MERS Registration Fee, this was accurately disclosed and not paid to the lender.    The fee was paid to MERS.     - Seller-XX/XX/XXXX _xXXXX_
Open-There are ($XX.XX) of fees paid to the lender disclosed under Loan Estimate Section B "Services You Cannot Shop For" or Closing Disclosure Section B "Services Borrower Did Not Shop For". Under Regulation Z, charges included under Section B on the Loan Estimate and Closing Disclosure are charges the consumer will pay for settlement services for which the consumer cannot shop and did not shop that are provided by persons other than the creditor or mortgage broker. (XX CFR XXXX.XX(f)(X); XX CFR XXXX.XX(f)(X)) - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-This is the MERS Registration Fee, this was accurately disclosed and not paid to the lender. The fee was paid to MERS. - Seller-XX/XX/XXXX_xXXXX_	Resolved-PCCD updated to file. - Due Diligence Vendor-XX/XX/XXXX_xXXXX_				XX	Primary Residence	Refinance	Cash Out - Other	2950217	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-11-27 02:06	2025-01-15 17:05	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XX/XX/XXXX _xXXXX_ Ready for Review-Document Uploaded. XXX submitted. - Seller-XX/XX/XXXX _xXXXX_ Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than X.X Secondary Valuation or Additional Valuation is missing and needed for securitization. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. XXX submitted. - Seller-XX/XX/XXXX_xXXXX_	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XX/XX/XXXX_xXXXX_	XXXXXX XXXXXX XXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2892472	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-11-27 01:56	2025-01-15 16:57	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Waived-Exception to allow for the non-usage of GAP Credit Report, the closing period was close enough to not warrant further review - Due Diligence Vendor-XX/XX/XXXX _xXXXX_ Ready for Review-Document Uploaded. Exception form attached. - Seller-XX/XX/XXXX _xXXXX_ Open-Borrower X Gap Credit Report is Missing GAP Report for Borrower X is missing - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Exception form attached. - Seller-XX/XX/XXXX_xXXXX_	Waived-Exception to allow for the non-usage of GAP Credit Report, the closing period was close enough to not warrant further review - Due Diligence Vendor-XX/XX/XXXX_xXXXX_	XXXXXX XXXXXXXXX XXXX X.XXX		XXXXXX XXXXX XX.XX% XXXXX XXXXXXX XX XX% XXX XX.XX% XXXXX XXXXXXX XX XX% XXXXXX XX XXXXXXXXX XX XXX XXXX XX XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	2892454	Originator Post-Close	Yes
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-11-27 01:56	2025-01-15 16:56	Waived	2 - Non-Material	D	B	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Waived-Exception to allow for the non-usage of GAP Credit Report, the closing period was close enough to not warrant further review - Due Diligence Vendor-XX/XX/XXXX _xXXXX_ Ready for Review-Document Uploaded. Exception Attached. - Seller-XX/XX/XXXX _xXXXX_ Open-Borrower X Gap Credit Report is Missing GAP Report for Borrower X is missing - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Exception Attached. - Seller-XX/XX/XXXX_xXXXX_	Waived-Exception to allow for the non-usage of GAP Credit Report, the closing period was close enough to not warrant further review - Due Diligence Vendor-XX/XX/XXXX_xXXXX_	XXXXXX XXXXXXXXX XXXX X.XXX		XXXXXX XXXXX XX.XX% XXXXX XXXXXXX XX XX% XXX XX.XX% XXXXX XXXXXXX XX XX% XXXXXX XX XXXXXXXXX XX XXX XXXX XX XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	2892453	Originator Post-Close	Yes
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-11-27 06:12	2025-01-15 16:50	Waived	2 - Non-Material	C	B	Credit	Credit	Missing underwriting exception form	Waived-Exception to allow for the mortgage lates this borrower has during the prior XX months. - XXXXXXXXX XXXXXX-XX/XX/XXXX Ready for Review-Document Uploaded. Exception Form attached. - Seller-XX/XX/XXXX Open-Primary/Current residence mortgage history on credit report is showing X lates payments within XX, months allowable Maximum XxXXxXX mortgage payment is allowable as per XXXXXXXXX. - XXXXXXXXX XXXXXX-XX/XX/XXXX	Ready for Review-Document Uploaded. Exception Form attached. - Seller-XX/XX/XXXX	Waived-Exception to allow for the mortgage lates this borrower has during the prior XX months. - XXXXXXXXX XXXXXX-XX/XX/XXXX	XXXXXX XXXXXXXXX XXXX.XXX		XXXXXX XXXXX XX.XX% XXXXX XXXXXXX XX XX% XXX XX.XX% XXXXX XXXXXXX XX XX% XXXXXX XX XXXXXXXXX XX XXX XXXX, XX XXXXX	XX	Primary Residence	Refinance	Cash Out - Other	2893419	Originator Post-Close	Yes
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-11-27 05:57	2025-01-14 06:07	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Deed of Trust is Missing
Resolved-As per the Title and DOT, only XXXXXXX XXXXXXX BX is vested, and BX XXXXXXX XXXXXXX is used only for the qualifying purpose, so the DOT is signed only by XXXXXXX XXXXXXX. Hence the finding is not required. Verified—resolved. - XXXXXXXXX XXXXXX-XX/XX/XXXX

Resolved-The Deed of Trust is Present - XXXXXXXXX XXXXXX-XX/XX/XXXX

Ready for Review-XXXXXXX XXXXXXX is not an owner of the home, so he would only sign the note, not the DOT as the DOT only pertains to pledging of the owners of the collateral, and not all note borrowers are owners of the property.   This was done correctly.      - Seller-XX/XX/XXXX

Open-The Deed of Trust is Missing Borrower X XXXXXXX X XXXXXXX name on DOT is missing. - XXXXXXXXX XXXXXX-XX/XX/XXXX
															Ready for Review-XXXXXXX XXXXXXX is not an owner of the home, so he would only sign the note, not the DOT as the DOT only pertains to pledging of the owners of the collateral, and not all note borrowers are owners of the property. This was done correctly. - Seller-XX/XX/XXXX	Resolved-As per the Title and DOT, only XXXXXXX XXXXXXX BX is vested, and BX XXXXXXX XXXXXXX is used only for the qualifying purpose, so the DOT is signed only by XXXXXXX XXXXXXX. Hence the finding is not required. Verified—resolved. - XXXXXXXXX XXXXXX-XX/XX/XXXX Resolved-The Deed of Trust is Present - XXXXXXXXX XXXXXX-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2893330	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-12-03 12:03	2024-12-06 09:52	Resolved	1 - Information	C	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure Total of Payments Rescission Tolerance	Resolved-Resolved on compliance rerun - XXXXXXXXX XXXXXX-XX/XX/XXXX Open-The disclosed Total of Payments ($XXX,XXX.XX) is understated more than the greater of $XXX or X/X of X% of the note amount when compared to the actual Total of Payments of ($XXX,XXX.XX). The difference is ($XXX,XXX.XX). For loans subject to the right of rescission, Regulation Z considers the disclosed Total of Payments inaccurate if it is understated by more than X/X of X percent of the face amount of the note ($XXX.XX) or $XXX, whichever is greater. (XX CFR XXXX.XX(g)(X)(ii)) . - XXXXXXXXX XXXXXX-XX/XX/XXXX		Resolved-Resolved on compliance rerun - XXXXXXXXX XXXXXX-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2921496	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-12-03 12:03	2024-12-06 09:52	Resolved	1 - Information	C	A	Compliance	Tolerance:FinanceCharge	Federal - Finance Charge Disclosure Tolerance (Closed End)	Resolved-Resolved on compliance rerun - XXXXXXXXX XXXXXX-XX/XX/XXXX Open-The disclosed finance charge ($XXX,XXX.XX) is ($XXX,XXX.XX) below the actual finance charge($XXX,XXX.XX). The Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XXX below the actual finance charge. (XX CFR XXXX.XX(d)(X); OSC XX(c)(X)(ii)-X) . - XXXXXXXXX XXXXXX-XX/XX/XXXX		Resolved-Resolved on compliance rerun - XXXXXXXXX XXXXXX-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2921501	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-12-03 12:03	2024-12-06 09:52	Resolved	1 - Information	C	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure Total of Payments Foreclosure Rescission Tolerance	Resolved-Resolved on compliance rerun - XXXXXXXXX XXXXXX-XX/XX/XXXX Open-The disclosed Total of Payments ($XXX,XXX.XX) is understated by more than $XX when compared to the actual Total of Payments of ($XXX,XXX.XX). The difference is ($XXX,XXX.XX). After the initiation of foreclosure on the consumer's principal dwelling that secures the credit obligation, Regulation Z considers the disclosed Total of Payments inaccurate if it is understated by more than $XX. (XX CFR XXXX.XX(h)(X)(ii)) . - XXXXXXXXX XXXXXX-XX/XX/XXXX		Resolved-Resolved on compliance rerun - XXXXXXXXX XXXXXX-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2921495	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-12-03 12:03	2024-12-06 09:52	Resolved	1 - Information	C	A	Compliance	Tolerance:FinanceCharge	Federal - Foreclosure Rescission Finance Charge Tolerance	Resolved-Resolved on compliance rerun - XXXXXXXXX XXXXXX-XX/XX/XXXX Open-The disclosed finance charge ($XXX,XXX.XX) is ($XXX,XXX.XX) below the actual finance charge ($XXX,XXX.XX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (XX USC Sec. XXXX(i)(X); OSC XX(c)(X)(ii)-X) . - XXXXXXXXX XXXXXX-XX/XX/XXXX		Resolved-Resolved on compliance rerun - XXXXXXXXX XXXXXX-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2921497	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-12-03 12:03	2024-12-06 09:52	Resolved	1 - Information	C	A	Compliance	Tolerance:FinanceCharge	Federal - Closed End Finance Charge Rescission Tolerance	Resolved-Resolved on compliance rerun - XXXXXXXXX XXXXXX-XX/XX/XXXX Open-The disclosed finance charge ($XXX,XXX.XX) is less than the actual finance charge ($XXX,XXX.XX) by ($XXX,XXX.XX). For rescission purposes, the Truth in Lending Act considers the finance charge inaccurate if it is understated by more than half of X% of the note amount ($XXX.XX) or $XXX, whichever is greater. (XX CFR XXXX.XX(g); OSC XX(c)(X)(ii)-X) . - XXXXXXXXX XXXXXX-XX/XX/XXXX		Resolved-Resolved on compliance rerun - XXXXXXXXX XXXXXX-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2921498	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Closed	2024-11-27 05:23	2024-12-05 10:29	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - XXXXXXXXX XXXXXX-XX/XX/XXXX Open-TRID: Missing Final Closing Disclosure On pg#XX of Final CD, the Issue date is XX/XX/XXXX and Disbursement is XX/XX/XXXX. PCCD disbursement date showing to be X/X/XXXX. Need clarification or updated documents to cure the compliance errors. - XXXXXXXXX XXXXXX-XX/XX/XXXX		Resolved-TRID: Final Closing Disclosure Provided - XXXXXXXXX XXXXXX-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2893151	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Seller	2024-11-27 06:06	2025-02-06 11:01	Counter	3 - Material	D	D	Compliance	Missing Doc	The Final 1003 is Incomplete
Counter-Currently being reviewed by investor as Client states unable to Resolve - XXXXXXXXX XXXXXX-XX/XX/XXXX

Unable to Resolve-Unable to Resolve-Submitted docs are what we have.    - Seller-XX/XX/XXXX

Counter-We need a corrected XXXX. The Final XXXX is Incomplete XXXX showing XXXXXXXXXX Xst lien mortgage being paid off on XXXX under real estate owned section. This is not correct, mortgage being paid off was Sec of XXX lien which needs to be denoted as being paid off. - XXXXXXXXX XXXXXX-XX/XX/XXXX

Ready for Review-The partial claim balance is not material to the loan file, these are deferred balances that just get added to the final SS at closing.     This is not material to the loan file.      - Seller-XX/XX/XXXX

Open-The Final XXXX is Incomplete XXXX showing XXXXXXXXXX Xst lien mortgage being paid off on XXXX under real estate owned section. This is not correct, mortgage being paid off was Sec of XXX lien which needs to be denoted as being paid off.  - XXXXXXXXX XXXXXX-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX Ready for Review-The partial claim balance is not material to the loan file, these are deferred balances that just get added to the final SS at closing. This is not material to the loan file. - Seller-XX/XX/XXXX					XX	Primary Residence	Refinance	Cash Out - Other	2893383	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Seller	2024-12-03 12:03	2025-02-06 11:01	Counter	3 - Material	C	C	Compliance	Tolerance:Disclosure	Federal - Inaccurate Loan Product - Redisclosure and Waiting Period
Counter-Currently being reviewed by investor as Client states unable to Resolve - XXXXXXXXX XXXXXX-XX/XX/XXXX

Unable to Resolve-Unable to Resolve-Submitted docs are what we have.    - Seller-XX/XX/XXXX

Counter-The Loan Product of (Fixed Rate) on the Closing Disclosure is inaccurate. The actual Loan Product is (Fixed Rate). Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than X business days before the consummation date of (XXXX-XX-XX). If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(A)); XXXX.XX(f)(X)(iii); XXXX.XX(f)(X)(ii)(B)) - XXXXXXXXX XXXXXX-XX/XX/XXXX

Ready for Review-Loan was a fixed rate the entire time?    - Seller-XX/XX/XXXX

Open-The Loan Product of (Fixed Rate) on the Closing Disclosure is inaccurate. The actual Loan Product is (Fixed Rate). Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than X business days before the consummation date of (XXXX-XX-XX). If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(A)); XXXX.XX(f)(X)(iii); XXXX.XX(f)(X)(ii)(B)) - XXXXXXXXX XXXXXX-XX/XX/XXXX

Open-The Loan Product of (Fixed Rate) on the Closing Disclosure is inaccurate. The actual Loan Product is (Negative Amortization, Fixed Rate). Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than X business days before the consummation date of (XXXX-XX-XX). If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(A)); XXXX.XX(f)(X)(iii); XXXX.XX(f)(X)(ii)(B)) . - XXXXXXXXX XXXXXX-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX Ready for Review-Loan was a fixed rate the entire time? - Seller-XX/XX/XXXX					XX	Primary Residence	Refinance	Cash Out - Other	2921499	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Seller	2024-12-03 15:19	2025-02-06 11:01	Counter	2 - Non-Material	B	B	Credit	Credit	Property potentially affected by FEMA Disaster(s) PUBLIC ASSISTANCE AREA
Counter-Currently being reviewed by investor as Client states unable to Resolve - Due Diligence Vendor-XX/XX/XXXX

Unable to Resolve-Unable to Resolve-Submitted docs are what we have.    - Seller-XX/XX/XXXX

Counter-First appraisal was completed XX/XX/XXXX prior to FEMA disaster zone XXXX  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-This was after closing, and the area was not affected.     We verified home was not affected.     - Seller-XX/XX/XXXX

Open-Property potentially affected by FEMA Disaster ID XXXX. SEVERE WINTER STORMS  STRAIGHT-LINE WINDS  FLOODING  LANDSLIDES  AND MUDSLIDES, XX - Declared XX/XX/XXXX with an Incident End Date of XXXX-XX-XX with Public Assistance: YES and Individual Assistance: NO. Property inspection with exterior photos required. - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX Ready for Review-This was after closing, and the area was not affected. We verified home was not affected. - Seller-XX/XX/XXXX					XX	Primary Residence	Refinance	Cash Out - Other	2923857	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Seller	2024-12-04 09:39	2025-02-06 11:01	Counter	3 - Material	C	C	Compliance	Mavent	Tolerance: Disclosure
Counter-Currently being reviewed by investor as Client states unable to Resolve - Due Diligence Vendor-XX/XX/XXXX

Unable to Resolve-Unable to Resolve-Submitted docs are what we have.    - Seller-XX/XX/XXXX

Counter-The Last CD sent on (XXXX-XX-XX) and Prior CDX sent on (XXXX-XX-XX) were not received at least X business days before closing. The Initial CD was received at least X business days before closing. The Initial CD (XX.XXX%) APR is inaccurate when compared to the (XX.XXX%) actual APR. If the APR is inaccurate, a consumer must receive a corrected CD no later than (XXXXXXXX), which is X business days before the (XXXX-XX-XX) Consummation Date. If a corrected CD is not provided in person, a consumer is deemed to have received it X business days after the corrected CD is mailed or delivered, unless there is evidence of earlier receipt. The APR on the CD a consumer receives at closing must be accurate when compared to the APR on the CD received at least X business days before closing and the actual APR. (XX CFR XXXX.XX(f)(X)(ii)(A); OSC XX(f)(X)(ii)-X) - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Initial XX/XX CD emailed to borrower, and confirmed receipt per email was XX/XX.     This was done in compliance, while emailed, the waiting period of X days counts from the time of receipt, and we obtained an email confirming receipt.     - Seller-XX/XX/XXXX

Open-The Last CD sent on (XXXX-XX-XX) and Prior CDX sent on (XXXX-XX-XX) were not received at least X business days before closing. The Initial CD was received at least X business days before closing. The Initial CD (XX.XXX%) APR is inaccurate when compared to the (XX.XXX%) actual APR. If the APR is inaccurate, a consumer must receive a corrected CD no later than (XXXXXXXX), which is X business days before the (XXXX-XX-XX) Consummation Date. If a corrected CD is not provided in person, a consumer is deemed to have received it X business days after the corrected CD is mailed or delivered, unless there is evidence of earlier receipt. The APR on the CD a consumer receives at closing must be accurate when compared to the APR on the CD received at least X business days before closing and the actual APR. (XX CFR XXXX.XX(f)(X)(ii)(A); OSC XX(f)(X)(ii)-X) - Due Diligence Vendor-XX/XX/XXXX

Open-The Last CD sent on (XXXX-XX-XX) and Prior CDX sent on (XXXX-XX-XX) were not received at least X business days before closing. The Initial CD was received at least X business days before closing. The Initial CD (XX.XXX%) APR is inaccurate when compared to the (XX.XXX%) actual APR. If the APR is inaccurate, a consumer must receive a corrected CD no later than (XXXXXXXX), which is X business days before the (XXXX-XX-XX) Consummation Date. If a corrected CD is not provided in person, a consumer is deemed to have received it X business days after the corrected CD is mailed or delivered, unless there is evidence of earlier receipt. The APR on the CD a consumer receives at closing must be accurate when compared to the APR on the CD received at least X business days before closing and the actual APR. (XX CFR XXXX.XX(f)(X)(ii)(A); OSC XX(f)(X)(ii)-X) - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX Ready for Review-Initial XX/XX CD emailed to borrower, and confirmed receipt per email was XX/XX. This was done in compliance, while emailed, the waiting period of X days counts from the time of receipt, and we obtained an email confirming receipt. - Seller-XX/XX/XXXX					XX	Primary Residence	Refinance	Cash Out - Other	2929065	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Seller	2024-12-06 09:52	2025-02-06 11:01	Counter	3 - Material	C	C	Compliance	TRID	Federal - Corrected Closing Disclosure (Loan Product)(Last CD not in Person)
Counter-Currently being reviewed by investor as Client states unable to Resolve - Due Diligence Vendor-XX/XX/XXXX

Unable to Resolve-Unable to Resolve-Submitted docs are what we have.    - Seller-XX/XX/XXXX

Counter-The Loan Product of (Fixed Rate) on the last Closing Disclosure does not match the system calculated Loan Product of (Fixed Rate).  The last Closing Disclosure was provided on (XXXX-XX-XX) via (Other), which is not at least X business days before the consummation date of (XXXX-XX-XX). Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than X business days before the consummation date of (XXXX-XX-XX). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(B); OSC XX(f)(X)(ii)-X) - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Loan was a fixed rate the entire time.    - Seller-XX/XX/XXXX

Open-The Loan Product of (Fixed Rate) on the last Closing Disclosure does not match the system calculated Loan Product of (Fixed Rate).  The last Closing Disclosure was provided on (XXXX-XX-XX) via (Other), which is not at least X business days before the consummation date of (XXXX-XX-XX). Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than X business days before the consummation date of (XXXX-XX-XX). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(B); OSC XX(f)(X)(ii)-X) - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX Ready for Review-Loan was a fixed rate the entire time. - Seller-XX/XX/XXXX					XX	Primary Residence	Refinance	Cash Out - Other	2950215	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Seller	2025-01-15 17:43	2025-02-06 11:01	Counter	3 - Material	C	C	Compliance	TRID	Federal - Corrected Closing Disclosure Prior Disclosed APR and Last CD Not In Person
Counter-Currently being reviewed by investor as Client states unable to Resolve - Due Diligence Vendor-XX/XX/XXXX

Unable to Resolve-Unable to Resolve-Submitted docs are what we have.    - Seller-XX/XX/XXXX

Open-The Last Closing Disclosure was provided on (XXXX-XX-XX) via (Other), which is not at least X business days before the consummation date of (XXXX-XX-XX). The (XX.XXX) APR disclosed on the Prior Closing Disclosure provided on (XXXX-XX-XX) is inaccurate when compared to the actual APR of (XX.XXX). Under Regulation Z, if the APR is inaccurate, a consumer must receive corrected Closing Disclosures no later than X business days before the consummation date of (XXXX-XX-XX). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(A); OSC XX(f)(X)(ii)-X) - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX					XX	Primary Residence	Refinance	Cash Out - Other	3216175	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Seller	2025-01-15 17:43	2025-02-06 11:01	Counter	3 - Material	C	C	Compliance	TRID	Federal - Corrected Closing Disclosure Prior and (Last CD Not In Person)(APR)
Counter-Currently being reviewed by investor as Client states unable to Resolve - Due Diligence Vendor-XX/XX/XXXX

Unable to Resolve-Unable to Resolve-Submitted docs are what we have.    - Seller-XX/XX/XXXX

Open-The Last Closing Disclosure was provided on (XXXX-XX-XX) via (Other), which is not at least X business days before the consummation date of (XXXX-XX-XX). The (XX.XXX) APR disclosed on the Prior Closing Disclosure provided on (XXXX-XX-XX) is inaccurate when compared to the Last Disclosed Closing Disclosure APR (XX.XXX). Under Regulation Z, if the APR is inaccurate, a consumer must receive corrected Closing Disclosures no later than X business days before the consummation date of (XXXX-XX-XX). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(A); OSC XX(f)(X)(ii)-X) - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX					XX	Primary Residence	Refinance	Cash Out - Other	3216176	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Seller	2025-01-15 17:43	2025-02-06 11:01	Counter	3 - Material	C	C	Compliance	Mavent	Tolerance: Disclosure
Counter-Currently being reviewed by investor as Client states unable to Resolve - Due Diligence Vendor-XX/XX/XXXX

Unable to Resolve-Unable to Resolve-Submitted docs are what we have.    - Seller-XX/XX/XXXX

Open-The Last CD sent on (XXXX-XX-XX) and Prior CDX sent on (XXXX-XX-XX) were not received at least X business days before closing. The Initial CD was received at least X business days before closing. The Last CD (XX.XXX%) APR is inaccurate when compared to the Initial CD (XX.XXX%) APR. If the APR is inaccurate, a consumer must receive a corrected CD no later than (XXXXXXXX), which is X business days before the (XXXX-XX-XX) Consummation Date. If a corrected CD is not provided in person, a consumer is deemed to have received it X business days after the corrected CD is mailed or delivered, unless there is evidence of earlier receipt. The APR on the CD a consumer receives at closing must be accurate when compared to the APR on the CD received at least X business days before closing and the actual APR. (XX CFR XXXX.XX(f)(X)(ii)(A); OSC XX(f)(X)(ii)-X) - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX					XX	Primary Residence	Refinance	Cash Out - Other	3216177	N/A	N/A
XXXX	xxxxx2830	XXXX	XXXX	Seller	2024-11-27 05:55	2025-01-31 11:02	Counter	3 - Material	D	D	Credit	Missing Doc	1008 Document is Missing
Counter-The XXXX document is missing from the loan file. X. Risk Assessment on XXXX is showing Manual Underwriting, AUS and other marked as Portfolio Fixed - Approved, Should just say Manual UW. X. HCLTV is missing. X. Representative Credit/Indicator Score FICO of XXX is incorrect should be XXX. X. All other monthly on XXXX is showing X.XX, but borrower X liabilities still in open not being payoff which is $XXX per credit report. X. Missing HOA dues of $XXX per Appraisal. Home owner insurance monthly amount is incorrect, should be $XXX monthly $XXXX/XX = $XXX per page XXX. Calculated DTI's per Diligence screen are XX.XX / XX.XX. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Corrected XXXX attached.   - Seller-XX/XX/XXXX

Counter-We need to obtain a corrected XXXX.  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Your figures are correct, CLTV should be XX.XX and credit score should be XXX, and use your DTI.    Our system for whatever reason duplicates secondary finance balances as a glitch.      - Seller-XX/XX/XXXX

Open-The XXXX document is missing from the loan file. X. Risk Assessment on XXXX is showing Manual Underwriting, AUS and other marked as Portfolio Fixed - Approved
X. CLTV on XXXX is showing XX.XXX%, whereas we can proof only XX.XX%. Considered unpaid balance from mortgage statement pg#XXX, Required clarification on how the CLTV is calculated. HCLTV is missing. P&I payment on Xnd lien is inaccurate. FICO of XXX is incorrect. FICO per tape data is XXX which matches CBR for primary wage earner.
X. All other monthly on XXXX is showing X.XX, but borrower X liabilities still in open not being payoff, which shows calculated DTI as XX.XX%. - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Document Uploaded. Corrected XXXX attached. - Seller-XX/XX/XXXX Ready for Review-Your figures are correct, CLTV should be XX.XX and credit score should be XXX, and use your DTI. Our system for whatever reason duplicates secondary finance balances as a glitch. - Seller-XX/XX/XXXX		XXXXXX XXXXXXXXX XXXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2893323	N/A	N/A
XXXX	xxxxx2880	XXXX	XXXX	Closed	2024-11-26 21:57	2025-02-27 15:45	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing
Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XX/XX/XXXX
Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XX/XX/XXXX
Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. Xxxxxx XXX attached.    - Seller-XX/XX/XXXX
Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per XXXXXXXXX requirements and CU Score, if present, is greater than X.X XXX requires - Due Diligence Vendor-XX/XX/XXXX
Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per XXXXXXXXX requirements and CU Score, if present, is greater than X.X Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Document Uploaded. Xxxxxx XXX attached. - Seller-XX/XX/XXXX	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XX/XX/XXXX Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XX/XX/XXXX Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XX/XX/XXXX	XXX_XXX_XXXXXXXXXX_XXXXXXXXXXXXXX(X).XXX			XX	Primary Residence	Refinance	Cash Out - Other	2891926	N/A	N/A
XXXX	xxxxx2880	XXXX	XXXX	Closed	2024-12-02 02:24	2025-01-15 11:35	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing legal documents for senior or subordinate lien	Resolved-MTG statement uploaded. Resolved. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. We only gather the mortgage statement to show terms of existing mortgage. Unless balloon or ARM, we just use the mortgage statement to show terms. - Seller-XX/XX/XXXX Open-We need the prior year Note details for the second lien - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. We only gather the mortgage statement to show terms of existing mortgage. Unless balloon or ARM, we just use the mortgage statement to show terms. - Seller-XX/XX/XXXX	Resolved-MTG statement uploaded. Resolved. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXX XXX XXXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2904178	N/A	N/A
XXXX	xxxxx2880	XXXX	XXXX	Closed	2024-11-27 04:02	2025-01-15 11:33	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-The XXXX document is present in the loan file. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. XXXX attached. - Seller-XX/XX/XXXX Open-The XXXX document is missing from the loan file. XXXX shows First lien P&I amount of $XXXX.XX and Second lien P&I $XXX.XX whereas note shows Second lien P&I of XXX.XX and as per mortgage statements First lien P&I of $X,XXX.XX provide updated XXXX with correct P&I amounts. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. XXXX attached. - Seller-XX/XX/XXXX	Resolved-The XXXX document is present in the loan file. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXX XXXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2892741	N/A	N/A
XXXX	xxxxx2880	XXXX	XXXX	Closed	2024-11-26 22:55	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Prohibited	Washington - Fees Allowed (Lender)(01/10)
Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX
Open-The XXXXXXXXXX Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment (Rate Lock) Fee to be paid by the Borrower to the Lender. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX; WAC XXX-XXX-XXX(X))   All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - Due Diligence Vendor-XX/XX/XXXX
																Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2892043	Originator Post-Close	No
XXXX	xxxxx2880	XXXX	XXXX	Closed	2024-11-26 22:55	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Limited	Washington - Maximum Lender Fees (01/09)
Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX
Open-Under the XXXXXXXXXX Consumer Loan Act, a lender may not charge a "loan origination fee" exceeding X% of the first $XX,XXX and X% thereafter of the remaining loan amount. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX(X)).   All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - Due Diligence Vendor-XX/XX/XXXX
																Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2892048	Originator Post-Close	No
XXXX	xxxxx2880	XXXX	XXXX	Seller	2026-04-11 15:21	2026-04-11 15:32	Open	3 - Material	C	C	Credit	Credit	Property potentially affected by FEMA Disaster(s) INDIVIDUAL ASSISTANCE AREA	Open-Property potentially affected by FEMA Disaster ID XXXX. SEVERE STORMS STRAIGHT-LINE WINDS FLOODING LANDSLIDES AND MUDSLIDES XX - Declared XX/XX/XXXX with an Incident End Date of XXXX-XX-XX with Public Assistance: YES and Individual Assistance: YES. Property inspection with exterior photos required. - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	8610018	N/A	N/A
XXXX	xxxxx2880	XXXX	XXXX	Seller	2024-11-26 22:55	2025-02-06 11:01	Counter	3 - Material	C	C	Compliance	TRID	Federal - Inaccurate Closing Disclosure APR - Redisclosure and Waiting Period
Counter-Currently being reviewed by investor as Client states unable to Resolve - Due Diligence Vendor-XX/XX/XXXX

Unable to Resolve-Unable to Resolve-Submitted docs are what we have.   - Seller-XX/XX/XXXX

Counter-It appears the APR increased over X.XXX% for the PCCD, which needs closing to be pushed by X business days, and post closing it is not allowed. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-PCCD submitted.    - Seller-XX/XX/XXXX

Open-The Annual Percentage Rate of (XX.X%) on the Closing Disclosure is inaccurate. Under Regulation Z, if the APR is inaccurate, a consumer must receive a corrected Closing Disclosure no later than X business days before the consummation date of (XXXX-XX-XX). If corrected disclosures are delivered to a consumer other than in person, a consumer is deemed to have received them X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(A)); XXXX.XX(f)(X)(iii); XXXX.XX(f)(X)(ii)(A); XXXX.XX(a)(X)) As per final cd APR (XX.X) is lower than the actual APR (XX.XX)  ,which is more than more than .XXX%. - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX Ready for Review-PCCD submitted. - Seller-XX/XX/XXXX					XX	Primary Residence	Refinance	Cash Out - Other	2892046	N/A	N/A
XXXX	xxxxx2880	XXXX	XXXX	Seller	2024-11-26 22:55	2025-02-06 11:01	Counter	3 - Material	C	C	Compliance	Tolerance:APR	Federal - Closed End APR Disclosure Tolerance (Regular)
Counter-Currently being reviewed by investor as Client states unable to Resolve - Due Diligence Vendor-XX/XX/XXXX

Unable to Resolve-Unable to Resolve-Submitted docs are what we have.   - Seller-XX/XX/XXXX

Counter-It appears the APR increased over X.XXX% for the PCCD, which needs closing to be pushed by X business days, and post closing it is not allowed. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-PCCD submitted.    - Seller-XX/XX/XXXX

Open-The disclosed APR (XX.X) is lower than the actual APR (XX.XX) by more than .XXX%. The Truth in Lending Act considers a disclosed APR inaccurate if it is lower than the actual APR by more than .XXX% on a regular mortgage transaction. (XX CFR XXXX.XX(f), XXXX.XX(a)(X), & XXXX.XX(a)(X)) As per final cd APR (XX.X) is lower than the actual APR (XX.XX)  ,which is more than more than .XXX%. - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX Ready for Review-PCCD submitted. - Seller-XX/XX/XXXX					XX	Primary Residence	Refinance	Cash Out - Other	2892049	N/A	N/A
XXXX	xxxxx2880	XXXX	XXXX	Seller	2024-11-27 00:23	2025-02-06 11:01	Counter	3 - Material	C	C	Compliance	Mavent	Tolerance: Disclosure
Counter-Currently being reviewed by investor as Client states unable to Resolve - Due Diligence Vendor-XX/XX/XXXX

Unable to Resolve-Unable to Resolve-Submitted docs are what we have.    - Seller-XX/XX/XXXX

Counter-It appears the APR increased over X.XXX% for the PCCD, which needs closing to be pushed by X business days, and post closing it is not allowed. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Initial CD emailed and confirmed recieved.   PCCD attached.    - Seller-XX/XX/XXXX

Open-The Last CD sent on (XXXX-XX-XX) and Prior CDX sent on (XXXX-XX-XX) were not received at least X business days before closing. The Initial CD was received at least X business days before closing. The Initial CD (XX.X%) APR is inaccurate when compared to the (XX.XX%) actual APR. If the APR is inaccurate, a consumer must receive a corrected CD no later than (XXXXXXXX), which is X business days before the (XXXX-XX-XX) Consummation Date. If a corrected CD is not provided in person, a consumer is deemed to have received it X business days after the corrected CD is mailed or delivered, unless there is evidence of earlier receipt. The APR on the CD a consumer receives at closing must be accurate when compared to the APR on the CD received at least X business days before closing and the actual APR. (XX CFR XXXX.XX(f)(X)(ii)(A); OSC XX(f)(X)(ii)-X) as On pg#XX of Final CD, the Issue date is XX/X/XXXX and Disbursement is XX/XX/XXXX which is more than X-day business rule, requirement of TRID. Need clarification or updated documents to cure the compliance errors. - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Submitted docs are what we have. - Seller-XX/XX/XXXX Ready for Review-Document Uploaded. Initial CD emailed and confirmed recieved. PCCD attached. - Seller-XX/XX/XXXX		XXXXXXX XXXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2892258	N/A	N/A
XXXX	xxxxx2883	XXXX	XXXX	Closed	2025-01-15 12:41	2025-01-30 17:32	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Validation Resolved' - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Income Calc attached. - Seller-XX/XX/XXXX Open-Bank Statement Summary Lender Worksheet / Income Calculator is Missing for one or more borrowers. The Income Calculator is missing from the file. Requesting to provide the Income Calculator. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Income Calc attached. - Seller-XX/XX/XXXX	Resolved-Validation Resolved' - Due Diligence Vendor-XX/XX/XXXX	XXXXXXX XXXXXX XXXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	3213592	N/A	N/A
XXXX	xxxxx2883	XXXX	XXXX	Closed	2024-12-02 22:16	2025-01-15 11:47	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Resolved-XXXXXXXXXX allow for XX days to not pull gap report. - Due Diligence Vendor-XX/XX/XXXX Resolved-XXXXXXXXXX allow for XX days to not pull gap report. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-XXXXXXXXXX allow for XX days for GAP pull. - Seller-XX/XX/XXXX Open-Borrower X Gap Credit Report is Missing GAP Report for Borrower X is missing - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-XXXXXXXXXX allow for XX days for GAP pull. - Seller-XX/XX/XXXX	Resolved-XXXXXXXXXX allow for XX days to not pull gap report. - Due Diligence Vendor-XX/XX/XXXX Resolved-XXXXXXXXXX allow for XX days to not pull gap report. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2915382	N/A	N/A
XXXX	xxxxx2883	XXXX	XXXX	Closed	2024-12-02 22:16	2025-01-15 11:47	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-XXXXXXXXXX allow for XX days to not pull gap report. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-XXXXXXXXXX allow for XX days to not pull gap report. - Seller-XX/XX/XXXX Open-Borrower X Gap Credit Report is Missing GAP Report for Borrower X is missing - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-XXXXXXXXXX allow for XX days to not pull gap report. - Seller-XX/XX/XXXX	Resolved-XXXXXXXXXX allow for XX days to not pull gap report. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2915381	N/A	N/A
XXXX	xxxxx2883	XXXX	XXXX	Closed	2024-12-02 22:16	2025-01-15 11:47	Resolved	1 - Information	C	A	Credit	Borrower	Discrepancy between 1008 Page Qualifying FICO and actual Qualifying FICO	Resolved-Validation Resolved - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Credit score should be XXX. - Seller-XX/XX/XXXX Open-Qualifying FICO on the XXXX Page is 'XXX' or blank, but the Qualifying FICO from the Credit Liabilities Page is 'XXX' or blank. Qualifying FICO entries do not match. Please confirm the correct Qualifying FICO value. Used Primary wage earner FICO, score as per XXXXXXXXX, whereas XXXX is showing XXX as FICO score. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Credit score should be XXX. - Seller-XX/XX/XXXX	Resolved-Validation Resolved - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2915383	N/A	N/A
XXXX	xxxxx2883	XXXX	XXXX	Closed	2024-12-02 22:19	2025-01-15 11:32	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. XXXXXX SSR Attached. Correction to prior condition, score is XXX not XXX. - Seller-XX/XX/XXXX Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than X.X Secondary Valuation or Additional Valuation is missing - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. XXXXXX SSR Attached. Correction to prior condition, score is XXX not XXX. - Seller-XX/XX/XXXX	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XX/XX/XXXX	XXXXXXX XXXXXX XXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2915389	N/A	N/A
XXXX	xxxxx2883	XXXX	XXXX	Closed	2024-12-02 23:17	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Prohibited	Washington - Fees Allowed (Lender)(01/10)
Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX
Open-The XXXXXXXXXX Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment (Rate Lock) Fee to be paid by the Borrower to the Lender. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX; WAC XXX-XXX-XXX(X)) All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - Due Diligence Vendor-XX/XX/XXXX
																Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2915497	Originator Post-Close	No
XXXX	xxxxx2883	XXXX	XXXX	Closed	2024-12-02 23:17	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Limited	Washington - Maximum Lender Fees (01/09)	Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX Open-Under the XXXXXXXXXX Consumer Loan Act, a lender may not charge a "loan origination fee" exceeding X% of the first $XX,XXX and X% thereafter of the remaining loan amount. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX(X)). The loan origination exceeds X% of the first $XX,XXX. - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2915501	Originator Post-Close	No
XXXX	xxxxx2883	XXXX	XXXX	Seller	2026-04-11 15:22	2026-04-11 15:32	Open	3 - Material	C	C	Credit	Credit	Property potentially affected by FEMA Disaster(s) INDIVIDUAL ASSISTANCE AREA	Open-Property potentially affected by FEMA Disaster ID XXXX. SEVERE STORMS STRAIGHT-LINE WINDS FLOODING LANDSLIDES AND MUDSLIDES XX - Declared XX/XX/XXXX with an Incident End Date of XXXX-XX-XX with Public Assistance: YES and Individual Assistance: YES. Property inspection with exterior photos required. - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	8610019	N/A	N/A
XXXX	xxxxx2883	XXXX	XXXX	Seller	2024-12-02 23:36	2025-01-30 20:02	Counter	3 - Material	D	D	Credit	Missing Doc	1008 Document is Missing
Counter-The XXXX is incomplete. X. First mortgage P&I on XXXX is showing $X,XXX.XX, where as recent mortgage statement and Credit report showing $X,XXX.XX (Excluding Taxes and Insurance). Risk Assessment on XXXX is showing Manual Underwriting, AUS and other marked as Portfolio Fixed. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-We update XXXX to actual costs, the payment made to existing lender maybe off based on adjustments or lack of adjustments to current escrow, if MI is present we add it to existing P&I.    We do not count any escrow shortage into our equation but use actual costs.    - Seller-XX/XX/XXXX

Counter-The XXXX is incomplete. X. First mortgage P&I on XXXX is showing $X,XXX.XX, where as recent mortgage statement and Credit report showing $X,XXX.XX (Excluding Taxes and Insurance). Risk Assessment on XXXX is showing Manual Underwriting, AUS and other marked as Portfolio Fixed.  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. XXXX Attached XXX is score to use.     - Seller-XX/XX/XXXX

Open-The XXXX document is missing from the loan file. X. First mortgage P&I on XXXX is showing $X,XXX.XX, where as recent mortgage statement and Credit report showing $X,XXX.XX (Excluding Taxes and Insurance).
X.FICO score is showing XXX, whereas, for multiple borrower Primary wage earner FICO as per guidelines is XXX.
X.Risk Assessment on XXXX is showing Manual Underwriting, AUS and other marked as Portfolio Fixed - Approved - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-We update XXXX to actual costs, the payment made to existing lender maybe off based on adjustments or lack of adjustments to current escrow, if MI is present we add it to existing P&I. We do not count any escrow shortage into our equation but use actual costs. - Seller-XX/XX/XXXX Ready for Review-Document Uploaded. XXXX Attached XXX is score to use. - Seller-XX/XX/XXXX		XXXXXXX XXXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2915527	N/A	N/A
XXXX	xxxxx2898	XXXX	XXXX	Closed	2024-12-02 00:24	2025-01-15 13:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Borrower X Gap Credit Report is not missing. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Gap not required per guidelines and credit report date to note date. - Seller-XX/XX/XXXX Open-Borrower X Gap Credit Report is Missing - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Gap not required per guidelines and credit report date to note date. - Seller-XX/XX/XXXX	Resolved-Borrower X Gap Credit Report is not missing. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2903996	N/A	N/A
XXXX	xxxxx2898	XXXX	XXXX	Closed	2024-12-02 00:24	2025-01-15 13:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Resolved-Borrower X Gap Credit Report is not missing. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Gap not required per guidelines and credit report date to note date. - Seller-XX/XX/XXXX Open-Borrower X Gap Credit Report is Missing - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Gap not required per guidelines and credit report date to note date. - Seller-XX/XX/XXXX	Resolved-Borrower X Gap Credit Report is not missing. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2903997	N/A	N/A
XXXX	xxxxx2898	XXXX	XXXX	Closed	2024-12-04 10:52	2025-01-15 13:19	Resolved	1 - Information	C	A	Property	Value	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-XXXX CU uploaded. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. XXXXXX SSR attached. - Seller-XX/XX/XXXX Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than X.X. Requesting to provide a Secondary Valuation or Additional Valuation. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. XXXXXX SSR attached. - Seller-XX/XX/XXXX	Resolved-XXXX CU uploaded. - Due Diligence Vendor-XX/XX/XXXX	XXXXX XXXXXX XXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2930006	N/A	N/A
XXXX	xxxxx2898	XXXX	XXXX	Closed	2024-12-02 01:25	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Prohibited	Washington - Fees Allowed (Lender)(01/10)
Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX
Open-The XXXXXXXXXX Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment (Rate Lock) Fee to be paid by the Borrower to the Lender. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX; WAC XXX-XXX-XXX(X))   All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - Due Diligence Vendor-XX/XX/XXXX
																Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2904101	Originator Post-Close	No
XXXX	xxxxx2898	XXXX	XXXX	Closed	2024-12-02 01:25	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Limited	Washington - Maximum Lender Fees (01/09)
Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX
Open-Under the XXXXXXXXXX Consumer Loan Act, a lender may not charge a "loan origination fee" exceeding X% of the first $XX,XXX and X% thereafter of the remaining loan amount. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX(X)).   All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - Due Diligence Vendor-XX/XX/XXXX
																Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2904105	Originator Post-Close	No
XXXX	xxxxx2898	XXXX	XXXX	Closed	2024-12-04 10:36	2024-12-04 12:03	Resolved	1 - Information	C	A	Compliance	TRID	Federal - Corrected Closing Disclosure (Loan Product)(Last CD not in Person)
Resolved-res - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

Open-w - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

Rescinded- - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

Rescinded-used XXX/XXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

Open-The Loan Product of (Fixed Rate) on the last Closing Disclosure does not match the system calculated Loan Product of (Negative Amortization, Fixed Rate).  The last Closing Disclosure was provided on (XXXX-XX-XX) via (Other), which is not at least X business days before the consummation date of (XXXX-XX-XX). Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than X business days before the consummation date of (XXXX-XX-XX). If a corrected Closing Disclosure is not provided in person, a consumer is deemed to have received it X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(B); OSC XX(f)(X)(ii)-X) - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX
																Resolved-res - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX Rescinded-used XXX/XXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2929850	N/A	N/A
XXXX	xxxxx2898	XXXX	XXXX	Closed	2024-12-04 10:36	2024-12-04 12:03	Resolved	1 - Information	C	A	Compliance	Tolerance:Disclosure	Federal - Inaccurate Loan Product - Redisclosure and Waiting Period
Resolved-res - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

Open-w - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

Rescinded- - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

Rescinded-used periodic XXX/XXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

Open-The Loan Product of (Fixed Rate) on the Closing Disclosure is inaccurate. The actual Loan Product is (Negative Amortization, Fixed Rate). Under Regulation Z, if the Loan Product is inaccurate, a consumer must receive corrected Closing Disclosures no later than X business days before the consummation date of (XXXX-XX-XX). If a corrected Closing Disclosure is delivered to a consumer other than in person, a consumer is deemed to have received it X business days after the corrected Closing Disclosure is mailed or delivered, unless there is evidence of earlier receipt by a consumer. (XX CFR XXXX.XX(f)(X)(ii)(A)); XXXX.XX(f)(X)(iii); XXXX.XX(f)(X)(ii)(B)) - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX
																Resolved-res - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX Rescinded-used periodic XXX/XXX - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2929851	N/A	N/A
XXXX	xxxxx2898	XXXX	XXXX	Closed	2024-12-02 01:25	2024-12-04 12:03	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s XXXAn interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XX . The loan meets HPML guidelines. Resolved. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s XXXAn interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XX . The loan meets HPML guidelines. Resolved. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s XXXAn interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XX . The loan meets HPML guidelines. Resolved. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s XXXAn interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XX . The loan meets HPML guidelines. Resolved. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

 Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s XXXAn interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XX . The loan meets HPML guidelines. Resolved. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

 Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s XXXAn interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XX . The loan meets HPML guidelines. Resolved. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX

																				XX	Primary Residence	Refinance	Cash Out - Other	2904103	N/A	N/A
XXXX	xxxxx2899	XXXX	XXXX	Closed	2024-12-02 04:54	2025-01-30 09:55	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing
Resolved-YTD P&L received. Self employed G/L's allow for X year tax returns, current P&L (borrower prepared is ok). Qualifying income based on tax returns, P&L to support tax return income. March business bank statement showing over $XX,XXX in deposits.  - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX
Open-Borrower X YTD Profit & Loss Missing - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX
Ready for Review-Document Uploaded. Profit and loss kinda blurry, but you can see the details.   Page X of XX in the scan.    - XXXXXX-XX/XX/XXXX
Counter-P&L has not been received. If exception was also issued, we need a copy of the exception along with compensating factors.  - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX
Ready for Review-We submitted a PNL and validated it with bank statements, we gave some give on income based on other factors in the file.    We justified income with worksheet and exception form.     - XXXXXX-XX/XX/XXXX
Open-Borrower X YTD Profit & Loss Missing pg#XXX shows YTD XXXX amount of $XX,XXX for XXXX however unable to verify provide XXXX YTD Profit & Loss . - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX
															Ready for Review-Document Uploaded. Profit and loss kinda blurry, but you can see the details. Page X of XX in the scan. - XXXXXX-XX/XX/XXXX Ready for Review-We submitted a PNL and validated it with bank statements, we gave some give on income based on other factors in the file. We justified income with worksheet and exception form. - XXXXXX-XX/XX/XXXX	Resolved-YTD P&L received. Self employed G/L's allow for X year tax returns, current P&L (borrower prepared is ok). Qualifying income based on tax returns, P&L to support tax return income. March business bank statement showing over $XX,XXX in deposits. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX	XXXXXXX XXXXXX XXX XXXXXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2904571	N/A	N/A
XXXX	xxxxx2899	XXXX	XXXX	Closed	2024-12-02 21:29	2025-01-15 15:32	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Prohibited	Washington - Fees Allowed (Lender)(01/10)
Acknowledged- - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX
Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX
Open-The XXXXXXXXXX Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment (Rate Lock) Fee to be paid by the Borrower to the Lender. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX; WAC XXX-XXX-XXX(X)) All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX
																Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2915309	Originator Post-Close	No
XXXX	xxxxx2899	XXXX	XXXX	Closed	2024-12-02 21:29	2025-01-15 15:32	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Limited	Washington - Maximum Lender Fees (01/09)
Acknowledged- - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX
Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX
Open-Under the XXXXXXXXXX Consumer Loan Act, a lender may not charge a "loan origination fee" exceeding X% of the first $XX,XXX and X% thereafter of the remaining loan amount. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX(X)).   All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX
																Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2915312	Originator Post-Close	No
XXXX	xxxxx2899	XXXX	XXXX	Closed	2024-12-02 20:42	2025-01-15 10:18	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX Ready for Review-Document Uploaded. XXX Attached. - XXXXXX-XX/XX/XXXX Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per XXXXXXXXX requirements and CU Score, if present, is greater than X.X Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing. Second valuation needed for securitization. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX	Ready for Review-Document Uploaded. XXX Attached. - XXXXXX-XX/XX/XXXX	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX	XXXXXXX XXXXXX XXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2915226	N/A	N/A
XXXX	xxxxx2899	XXXX	XXXX	Closed	2024-12-03 14:47	2024-12-06 09:58	Resolved	1 - Information	C	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure Total of Payments Foreclosure Rescission Tolerance	Resolved-Resolved by Compliance rerun - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX Open-The disclosed Total of Payments ($XXX,XXX.XX) is understated by more than $XX when compared to the actual Total of Payments of ($XXX,XXX.XX). The difference is ($XXX.XX). After the initiation of foreclosure on the consumer's principal dwelling that secures the credit obligation, Regulation Z considers the disclosed Total of Payments inaccurate if it is understated by more than $XX. (XX CFR XXXX.XX(h)(X)(ii)) . - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX		Resolved-Resolved by Compliance rerun - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2923576	N/A	N/A
XXXX	xxxxx2899	XXXX	XXXX	Closed	2024-12-03 14:47	2024-12-06 09:58	Resolved	1 - Information	C	A	Compliance	Tolerance:FinanceCharge	Federal - Foreclosure Rescission Finance Charge Tolerance	Resolved-Resolved by Compliance rerun - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX Open-The disclosed finance charge ($XXX,XXX.XX) is ($XX.XX) below the actual finance charge ($XXX,XXX.XX). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $XX below the actual finance charge. (XX USC Sec. XXXX(i)(X); OSC XX(c)(X)(ii)-X) . - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX		Resolved-Resolved by Compliance rerun - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2923577	N/A	N/A
XXXX	xxxxx2899	XXXX	XXXX	Seller	2026-04-11 15:23	2026-04-11 15:32	Open	3 - Material	C	C	Credit	Credit	Property potentially affected by FEMA Disaster(s) INDIVIDUAL ASSISTANCE AREA	Open-Property potentially affected by FEMA Disaster ID XXXX. SEVERE STORMS STRAIGHT-LINE WINDS FLOODING LANDSLIDES AND MUDSLIDES XX - Declared XX/XX/XXXX with an Incident End Date of XXXX-XX-XX with Public Assistance: YES and Individual Assistance: YES. Property inspection with exterior photos required. - XXX XXXXXXXXX XXXXXX-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	8610021	N/A	N/A
XXXX	xxxxx2899	XXXX	XXXX	Seller	2024-12-03 15:13	2025-01-30 11:01	Counter	3 - Material	D	D	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing
Counter-Per G/L's as well as falling back to XXXX G/L's if Lender guides do not address. VOE is required to verify consistent employment. If done by phone, requirements are that it be documented in a processors cert with the following information included - name and title of the person who confirmed the employment for the lender. X. Name and title of the person who completed the verification for the employer, X. Date of the call, and X. The source of the phone number.  - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXX_
Ready for Review-Funding VOE not required per guidelines.     - XXXXXX-XX/XX/XXXX _xXXXX_
Open-Borrower X Xrd Party VOE Prior to Close Missing. Missing verification date. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX
															Ready for Review-Funding VOE not required per guidelines. - XXXXXX-XX/XX/XXXX_xXXXX_	_xXXXX_				XX	Primary Residence	Refinance	Cash Out - Other	2923824	N/A	N/A
XXXX	xxxxx2899	XXXX	XXXX	Seller	2024-12-03 15:13	2025-01-30 11:01	Counter	3 - Material	D	D	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing
Counter-Per G/L's as well as falling back to XXXX G/L's if Lender guides do not address. VOE is required to verify consistent employment. If done by phone, requirements are that it be documented in a processors cert with the following information included - name and title of the person who confirmed the employment for the lender. X. Name and title of the person who completed the verification for the employer, X. Date of the call, and X. The source of the phone number.  - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXX_
Ready for Review-Funding VOE not required per  guidelines.     - XXXXXX-XX/XX/XXXX _xXXXX_
Open-Borrower X Xrd Party VOE Prior to Close Missing. Missing verification date. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX
															Ready for Review-Funding VOE not required per guidelines. - XXXXXX-XX/XX/XXXX_xXXXX_	_xXXXX_				XX	Primary Residence	Refinance	Cash Out - Other	2923825	N/A	N/A
XXXX	xxxxx2899	XXXX	XXXX	Closed	2024-12-02 21:29	2025-01-15 15:32	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XXX. The loan meets HPML guidelines. Resolved. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXX_
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XXX. The loan meets HPML guidelines. Resolved. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXX_
Ready for Review-This is a HPML.    - XXXXXX-XX/XX/XXXX _xXXXX_
Open-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXX_
Resolved-Loan Meets HPML Requirements - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXX_
Resolved-Loan Meets HPML Requirements - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXX_
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XXX. The loan meets HPML guidelines. Resolved. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX
															Ready for Review-This is a HPML. - XXXXXX-XX/XX/XXXX_xXXXX_
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XXX. The loan meets HPML guidelines. Resolved. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXX_
 Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XXX. The loan meets HPML guidelines. Resolved. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXX_
 Resolved-Loan Meets HPML Requirements - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXX_
 Resolved-Loan Meets HPML Requirements - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXX_
 Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XXX. The loan meets HPML guidelines. Resolved. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX_xXXXX_

																				XX	Primary Residence	Refinance	Cash Out - Other	2915311	N/A	N/A
XXXX	xxxxx2909	XXXX	XXXX	Closed	2024-12-04 17:32	2025-01-15 11:06	Resolved	1 - Information	C	A	Property	Value	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Secondary value received - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXX_ Ready for Review-Document Uploaded. XXXXXX XXX Attached. - XXXXXX-XX/XX/XXXX _xXXXX_ Open-Secondary Valuation or Additional Valuation has not been entered per securitization requirements - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX	Ready for Review-Document Uploaded. XXXXXX XXX Attached. - XXXXXX-XX/XX/XXXX_xXXXX_	Resolved-Secondary value received - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX_xXXXX_	XXXXXXXX XXXXXX XXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2933731	N/A	N/A
XXXX	xxxxx2909	XXXX	XXXX	Closed	2024-12-03 05:13	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Prohibited	Washington - Fees Allowed (Lender)(01/10)	Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXX_ Open-The XXXXXXXXXX Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment (Rate Lock) Fee to be paid by the Borrower to the Lender. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX; WAC XXX-XXX-XXX(X)) - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX	_xXXXX_	Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX_xXXXX_				XX	Primary Residence	Refinance	Cash Out - Other	2916381	Originator Post-Close	No
XXXX	xxxxx2909	XXXX	XXXX	Closed	2024-12-03 05:13	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Limited	Washington - Maximum Lender Fees (01/09)	Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXX_ Open-Under the XXXXXXXXXX Consumer Loan Act, a lender may not charge a "loan origination fee" exceeding X% of the first $XX,XXX and X% thereafter of the remaining loan amount. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX(X)). - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX	_xXXXX_	Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX_xXXXX_				XX	Primary Residence	Refinance	Cash Out - Other	2916385	Originator Post-Close	No
XXXX	xxxxx2909	XXXX	XXXX	Seller	2026-04-11 15:23	2026-04-11 15:32	Open	3 - Material	C	C	Credit	Credit	Property potentially affected by FEMA Disaster(s) INDIVIDUAL ASSISTANCE AREA	Open-Property potentially affected by XXXX Disaster ID XXXX. SEVERE STORMS STRAIGHT-LINE WINDS FLOODING LANDSLIDES AND MUDSLIDES XX - Declared XX/XX/XXXX with an Incident End Date of XXXX-XX-XX with Public Assistance: YES and Individual Assistance: YES. Property inspection with exterior photos required. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX	_xXXXX_	_xXXXX_				XX	Primary Residence	Refinance	Cash Out - Other	8610022	N/A	N/A
XXXX	xxxxx2909	XXXX	XXXX	Seller	2024-12-04 17:16	2025-09-08 14:30	Counter	3 - Material	D	D	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing
Counter-Per G/L's as well as falling back to XXXX G/L's if Lender guides do not address. VOE is required to verify consistent employment. If done by phone, requirements are that it be documented in a processors cert with the following information included - name and title of the person who confirmed the employment for the lender. X. Name and title of the person who completed the verification for the employer, X. Date of the call, and X. The source of the phone number.  - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXX_
Ready for Review-Funding VOE not required per guidelines.     - XXXXXX-XX/XX/XXXX _xXXXX_
Open-Borrower X Xrd Party VOE Prior to Close is missing verification date. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX
															Ready for Review-Funding VOE not required per guidelines. - XXXXXX-XX/XX/XXXX_xXXXX_	_xXXXX_				XX	Primary Residence	Refinance	Cash Out - Other	2933700	N/A	N/A
XXXX	xxxxx2909	XXXX	XXXX	Seller	2024-12-04 17:16	2025-09-08 14:30	Counter	3 - Material	D	D	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing
Counter-Per G/L's as well as falling back to XXXX G/L's if Lender guides do not address. VOE is required to verify consistent employment. If done by phone, requirements are that it be documented in a processors cert with the following information included - name and title of the person who confirmed the employment for the lender. X. Name and title of the person who completed the verification for the employer, X. Date of the call, and X. The source of the phone number.  - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXX_
Ready for Review-Funding VOE not required per guidelines.     - XXXXXX-XX/XX/XXXX _xXXXX_
Open-Borrower X Xrd Party VOE Prior to Close is missing verification date. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX
															Ready for Review-Funding VOE not required per guidelines. - XXXXXX-XX/XX/XXXX_xXXXX_	_xXXXX_				XX	Primary Residence	Refinance	Cash Out - Other	2933701	N/A	N/A
XXXX	xxxxx2909	XXXX	XXXX	Seller	2024-12-04 18:28	2025-01-30 11:01	Counter	3 - Material	C	C	Credit	Credit	DTI discrepancy or failure.
Counter-I will need a corrected XXXX in order to remove BX income with U/W comments. Per G/L's - Standard Debt-to-Income (“DTI”) maximums are XX%, underwriters may approve files up to XX% with positive circumstances that justify the higher usage. Any file over XX% DTI must include a reduction of overall expenses by the borrower. Special care should be given when approving a DTI over XX%, the file should contain the reason and borrower benefit when approving files for greater than XX% debt ratio.  - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXX_
Ready for Review-Just delete all of BX's income.   This will put DTI at XX%, still within guidelines as payment has been reduced.     - XXXXXX-XX/XX/XXXX _xXXXX_
Counter-Borrower X BI-WEEKLY pay per paystubs is $XXX.XXX X XX pay periods = $XX,XXX.XX / XX months =$X,XXX.XX monthly qualifying income per paystubs. Income calculation worksheet page XXX is showing $X,XXX.XX bi-weekly. Where is the additional $XXX.XX coming from as this is not supported? Need a corrected income analysis worksheet. Understood this is not her normal pay but this is what the paystubs are showing and borrower needs to qualify on current income as no determination at this time when borrower will return to work. Appears borrower has been on leave for the entire year as paystubs showing YTD earnings are entirely leave pay. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX _xXXXX_
Ready for Review-The XXX.XX is while on leave, the pay is what we had.    Notice on paystubs it shows "leave" that is not her normal pay.     - XXXXXX-XX/XX/XXXX _xXXXX_
Open-DTI failure - Borrower X BI-WEEKLY pay per paystubs is $XXX.XXX X XX pay periods / XX mos =$X,XXX.XX Qualifying income per paystubs. Income calculation worksheet page XXX is showing $X,XXX.XX bi-weekly. - XXX XXXXXXXXXX XXXXXX-XX/XX/XXXX
															Ready for Review-Just delete all of BX's income. This will put DTI at XX%, still within guidelines as payment has been reduced. - XXXXXX-XX/XX/XXXX _xXXXX_ Ready for Review-The XXX.XX is while on leave, the pay is what we had. Notice on paystubs it shows "leave" that is not her normal pay. - XXXXXX-XX/XX/XXXX_xXXXX_	_xXXXX_				XX	Primary Residence	Refinance	Cash Out - Other	2933828	N/A	N/A
XXXX	xxxxx2909	XXXX	XXXX	Closed	2024-12-03 05:13	2024-12-06 12:37	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only, Final CD page XX. Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XXX. The loan meets HPML guidelines. Resolved.
 - Due Diligence Vendor-XX/XX/XXXX

Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii))  The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only, Final CD page XX. Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XXX. The loan meets HPML guidelines. Resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only, Final CD page XX. Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XXX. The loan meets HPML guidelines. Resolved.
 - Due Diligence Vendor-XX/XX/XXXX

 Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii))  The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only, Final CD page XX. Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XXX. The loan meets HPML guidelines. Resolved. - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Refinance	Cash Out - Other	2916383	N/A	N/A
XXXX	xxxxx2921	XXXX	XXXX	Closed	2024-12-02 23:49	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Prohibited	Washington - Fees Allowed (Lender)(01/10)	Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX Open-The XXXXXXXXXX Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment (Rate Lock) Fee to be paid by the Borrower to the Lender. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX; WAC XXX-XXX-XXX(X)) - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2915550	Originator Post-Close	No
XXXX	xxxxx2921	XXXX	XXXX	Closed	2024-12-02 23:49	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Limited	Washington - Maximum Lender Fees (01/09)	Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX Open-Under the XXXXXXXXXX Consumer Loan Act, a lender may not charge a "loan origination fee" exceeding X% of the first $XX,XXX and X% thereafter of the remaining loan amount. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX(X)). - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX APL’s. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2915555	Originator Post-Close	No
XXXX	xxxxx2921	XXXX	XXXX	Seller	2026-04-11 15:24	2026-04-11 15:32	Open	3 - Material	C	C	Credit	Credit	Property potentially affected by FEMA Disaster(s) INDIVIDUAL ASSISTANCE AREA	Open-Property potentially affected by FEMA Disaster ID XXXX. SEVERE STORMS STRAIGHT-LINE WINDS FLOODING LANDSLIDES AND MUDSLIDES XX - Declared XX/XX/XXXX with an Incident End Date of XXXX-XX-XX with Public Assistance: YES and Individual Assistance: YES. Property inspection with exterior photos required. - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	8610024	N/A	N/A
XXXX	xxxxx2921	XXXX	XXXX	Seller	2024-12-03 00:48	2025-01-31 11:02	Counter	3 - Material	D	D	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing
Counter-"Per guidelines as well as Falling back to XXXX guidelines if Lender guides do not address. VOE is required to verify consistent employment. If done by phone Requirements are that it be documented in a processors cert with the following information included name and title of the person who confirmed the employment for the lender, X. Name and title of the person who completed the verification for the employer, X. Date of the call, and X. The source of the phone number." - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Section X.X.X Full Doc - XXX borrower - "may or may not", underwriter for ease of use did not obtain a verbal verification, based on the overall documentation and loan file.    - Seller-XX/XX/XXXX

Counter-"Per guidelines as well as Falling back to XXXX guidelines if Lender guides do not address.  VOE is required to verify consistent employment. If done by phone Requirements are that it be documented in a processors cert with the following information included name and title of the person who confirmed the employment for the lender,
X. Name and title of the person who completed the verification for the employer,
X. Date of the call, and
X. The source of the phone number." - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Funding VOE not required per guidelines.    - Seller-XX/XX/XXXX

Open-Borrower X Xrd Party VOE Prior to Close Missing Provide VOE employment verification date for Borrower X - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Section X.X.X Full Doc - XXX borrower - "may or may not", underwriter for ease of use did not obtain a verbal verification, based on the overall documentation and loan file. - Seller-XX/XX/XXXX Ready for Review-Funding VOE not required per guidelines. - Seller-XX/XX/XXXX					XX	Primary Residence	Refinance	Cash Out - Other	2915649	N/A	N/A
XXXX	xxxxx2921	XXXX	XXXX	Seller	2024-12-03 00:48	2025-01-31 11:02	Counter	3 - Material	D	D	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing
Counter-"Per guidelines as well as Falling back to XXXX guidelines if Lender guides do not address. VOE is required to verify consistent employment. If done by phone Requirements are that it be documented in a processors cert with the following information included name and title of the person who confirmed the employment for the lender, X. Name and title of the person who completed the verification for the employer, X. Date of the call, and X. The source of the phone number." - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Section X.X.X Full Doc - XXX borrower - "may or may not", underwriter for ease of use did not obtain a verbal verification, based on the overall documentation and loan file.    - Seller-XX/XX/XXXX

Counter-"Per guidelines as well as Falling back to XXXX guidelines if Lender guides do not address.  VOE is required to verify consistent employment. If done by phone Requirements are that it be documented in a processors cert with the following information included name and title of the person who confirmed the employment for the lender,
X. Name and title of the person who completed the verification for the employer,
X. Date of the call, and
X. The source of the phone number." - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Funding VOE not required per guidelines.    - Seller-XX/XX/XXXX

Open-Borrower X Xrd Party VOE Prior to Close Missing Provide VOE employment verification date for Borrower X - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Section X.X.X Full Doc - XXX borrower - "may or may not", underwriter for ease of use did not obtain a verbal verification, based on the overall documentation and loan file. - Seller-XX/XX/XXXX Ready for Review-Funding VOE not required per guidelines. - Seller-XX/XX/XXXX					XX	Primary Residence	Refinance	Cash Out - Other	2915650	N/A	N/A
XXXX	xxxxx2921	XXXX	XXXX	Closed	2024-12-02 23:49	2024-12-06 12:28	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow Final Closing disclosure on Pg#’s XXX, Finding reflects no escrows. Rate lock date was entered correctly – see Pg#’s XXX, XXX. An interior and exterior appraisal was completed for this property – see pg XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’ XXX and confirmation the appraisal was delivered to the borrower – see Pg#’X. The loan meets HPML guidelines. Resolved.
 - Due Diligence Vendor-XX/XX/XXXX

Open-. - Due Diligence Vendor-XX/XX/XXXX

Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow Final Closing disclosure on Pg#’s XXX, Finding reflects no escrows. Rate lock date was entered correctly – see Pg#’s XXX, XXX.
An interior and exterior appraisal was completed for this property – see pg XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’ XXX and confirmation the appraisal was delivered to the borrower – see Pg#’X. The loan meets HPML guidelines. Resolved.  - Due Diligence Vendor-XX/XX/XXXX

Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow Final Closing disclosure on Pg#’s XXX, Finding reflects no escrows. Rate lock date was entered correctly – see Pg#’s XXX, XXX. An interior and exterior appraisal was completed for this property – see pg XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’ XXX and confirmation the appraisal was delivered to the borrower – see Pg#’X. The loan meets HPML guidelines. Resolved.
 - Due Diligence Vendor-XX/XX/XXXX

 Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow Final Closing disclosure on Pg#’s XXX, Finding reflects no escrows. Rate lock date was entered correctly – see Pg#’s XXX, XXX.
An interior and exterior appraisal was completed for this property – see pg XX, the appraisal disclosure was provided to the borrower(s)- see Pg#’ XXX and confirmation the appraisal was delivered to the borrower – see Pg#’X. The loan meets HPML guidelines. Resolved.  - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Refinance	Cash Out - Other	2915552	N/A	N/A
XXXX	xxxxx2930	XXXX	XXXX	Closed	2024-12-03 05:10	2025-01-31 07:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing legal documents for senior or subordinate lien
Resolved-Mortgage statement showing current monthly PITI and UPB is acceptable - Due Diligence Vendor-XX/XX/XXXX

Unable to Resolve-Unable to Resolve-We do obtain note, unless there is a balloon or ARM, and if either of those we can obtain Note of DOT riders showing terms of those items.     This is a standard fixed rate, we simply get the mortgage statement.    - Seller-XX/XX/XXXX

Counter-Since subject loan is Xnd Lien, require subordinate lien Note and Mortgage which is missing.
 - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Document Uploaded. Billing Statement attached.    - Seller-XX/XX/XXXX

Open-Since subject loan is Xnd Lien, require subordinate lien documents in file which is missing.
 - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-We do obtain note, unless there is a balloon or ARM, and if either of those we can obtain Note of DOT riders showing terms of those items. This is a standard fixed rate, we simply get the mortgage statement. - Seller-XX/XX/XXXX Ready for Review-Document Uploaded. Billing Statement attached. - Seller-XX/XX/XXXX	Resolved-Mortgage statement showing current monthly PITI and UPB is acceptable - Due Diligence Vendor-XX/XX/XXXX	XXXXX XXX XXXXXXXXX XXXXXXXXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2916371	N/A	N/A
XXXX	xxxxx2930	XXXX	XXXX	Closed	2024-12-04 14:29	2025-01-16 13:01	Resolved	1 - Information	C	A	Property	Value	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Verified Secondary Valuation provided. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. XXXXXX XXX Attached. - Seller-XX/XX/XXXX Open-Secondary Valuation or Additional Valuation has not in file per securitization requirements - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. XXXXXX XXX Attached. - Seller-XX/XX/XXXX	Resolved-Verified Secondary Valuation provided. - Due Diligence Vendor-XX/XX/XXXX	XXXXX XXXXXX XXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2932551	N/A	N/A
XXXX	xxxxx2930	XXXX	XXXX	Closed	2024-12-03 03:59	2025-01-15 02:58	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-Updated XXXX Document uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XX/XX/XXXX Resolved-The XXXX document is present in the loan file. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. XXXX Update - Seller-XX/XX/XXXX Open-The XXXX document is missing from the loan file. Missing information for first lien balance. Since subject is second lien, first lien details should be present. also missing HOA fee - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. XXXX Update - Seller-XX/XX/XXXX	Resolved-Updated XXXX Document uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XX/XX/XXXX Resolved-The XXXX document is present in the loan file. - Due Diligence Vendor-XX/XX/XXXX	XXXXX XXXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2916054	N/A	N/A
XXXX	xxxxx2930	XXXX	XXXX	Closed	2024-12-03 05:51	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Prohibited	Washington - Fees Allowed (Lender)(01/10)
Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX

Open-The Washington Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment (Rate Lock) Fee to be paid by the Borrower to the Lender. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX; WAC XXX-XXX-XXX(X)) All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - Due Diligence Vendor-XX/XX/XXXX
																Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2916562	Originator Post-Close	No
XXXX	xxxxx2930	XXXX	XXXX	Closed	2024-12-03 05:51	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Limited	Washington - Maximum Lender Fees (01/09)
Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX

Open-Under the Washington Consumer Loan Act, a lender may not charge a "loan origination fee" exceeding X% of the first $XX,XXX and X% thereafter of the remaining loan amount. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX(X)). All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - Due Diligence Vendor-XX/XX/XXXX
																Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2916564	Originator Post-Close	No
XXXX	xxxxx2930	XXXX	XXXX	Seller	2026-04-11 15:26	2026-04-11 15:32	Open	3 - Material	C	C	Credit	Credit	Property potentially affected by FEMA Disaster(s) INDIVIDUAL ASSISTANCE AREA	Open-Property potentially affected by FEMA Disaster ID XXXX. SEVERE STORMS STRAIGHT-LINE WINDS FLOODING LANDSLIDES AND MUDSLIDES WA - Declared XX/XX/XXXX with an Incident End Date of XXXX-XX-XX with Public Assistance: NO and Individual Assistance: YES. Property inspection with exterior photos required. - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	8610026	N/A	N/A
XXXX	xxxxx2930	XXXX	XXXX	Seller	2024-12-03 04:42	2025-02-03 17:02	Counter	3 - Material	D	D	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing
Counter-As per page XXX Employment Verification Form states Prior to funding your loan, we will verify your employment status. Requesting VOE.
 - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Section X.X.X Full Doc - XXX borrower - "may or may not", underwriter for ease of use did not obtain a verbal verification, based on the overall documentation and loan file.    - Seller-XX/XX/XXXX

Counter-As per page XXX Employment Verification Form states Prior to funding your loan, we will verify your employment status. Requesting VOE.
  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Funding VOE not required per guidelines.    - Seller-XX/XX/XXXX

Open-Borrower X Xrd Party VOE Prior to Close Missing Verified subject loan was qualified with Full doc. Provided VVOE on pg-XXX does not have verified date to mention and print date of the document is on XXXX.  - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Section X.X.X Full Doc - XXX borrower - "may or may not", underwriter for ease of use did not obtain a verbal verification, based on the overall documentation and loan file. - Seller-XX/XX/XXXX Ready for Review-Funding VOE not required per guidelines. - Seller-XX/XX/XXXX					XX	Primary Residence	Refinance	Cash Out - Other	2916223	N/A	N/A
XXXX	xxxxx2930	XXXX	XXXX	Closed	2024-12-03 05:51	2024-12-04 14:56	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)
Resolved-The loan's (XX.X%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly.
All disclosures, COC’s, Fees, and dates are entered correctly.
Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only.
Final Closing disclosure on Pg#’XX
Rate lock date was entered correctly – see Pg#’s XXX
An interior and exterior appraisal was completed for this property – see pg#XX,
ECOA Appraisal Disclosure OR the LE’s page as the page#XXX.
confirmation the appraisal was delivered to the borrower – see Pg#’s XXX.
 - Due Diligence Vendor-XX/XX/XXXX

Resolved-The loan's (XX.X%) APR equals or exceeds the Federal HPML threshold of (XX.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly.
All disclosures, COC’s, Fees, and dates are entered correctly.
Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only.
Final Closing disclosure on Pg#’XX
Rate lock date was entered correctly – see Pg#’s XXX
An interior and exterior appraisal was completed for this property – see pg#XX,
ECOA Appraisal Disclosure OR the LE’s page as the page#XXX.
confirmation the appraisal was delivered to the borrower – see Pg#’s XXX.
 - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Refinance	Cash Out - Other	2916563	N/A	N/A
XXXX	xxxxx2932	XXXX	XXXX	Closed	2024-12-04 15:02	2025-01-16 13:06	Resolved	1 - Information	C	A	Property	Value	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Secondary Valuation provided. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. XXX Attached. - Seller-XX/XX/XXXX Open-Secondary Valuation or Additional Valuation not in file per securitization requirements - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. XXX Attached. - Seller-XX/XX/XXXX	Resolved-Secondary Valuation provided. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX XXXXXX XXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2932865	N/A	N/A
XXXX	xxxxx2932	XXXX	XXXX	Closed	2024-12-04 15:05	2025-01-16 13:04	Resolved	1 - Information	D	A	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Resolved-Borrower X Gap Credit Report is not missing. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Gap credit report not required based on note date to credit report date. - Seller-XX/XX/XXXX Open-Borrower X Gap Credit Report is Missing - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Gap credit report not required based on note date to credit report date. - Seller-XX/XX/XXXX	Resolved-Borrower X Gap Credit Report is not missing. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2932898	N/A	N/A
XXXX	xxxxx2932	XXXX	XXXX	Closed	2024-12-04 00:37	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Prohibited	Washington - Fees Allowed (Lender)(01/10)
Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX

Open-The Washington Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment (Rate Lock) Fee to be paid by the Borrower to the Lender. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX; WAC XXX-XXX-XXX(X)) WA State fail for fees paid by borrower to lender - Due Diligence Vendor-XX/XX/XXXX
																Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2925040	Originator Post-Close	No
XXXX	xxxxx2932	XXXX	XXXX	Closed	2024-12-04 00:37	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Limited	Washington - Maximum Lender Fees (01/09)	Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX Open-Under the Washington Consumer Loan Act, a lender may not charge a "loan origination fee" exceeding X% of the first $XX,XXX and X% thereafter of the remaining loan amount. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX(X)). State fail for exceeding limit on origination fee - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2925044	Originator Post-Close	No
XXXX	xxxxx2932	XXXX	XXXX	Seller	2026-04-11 15:26	2026-04-11 15:32	Open	2 - Non-Material	B	B	Credit	Credit	Property potentially affected by FEMA Disaster(s) PUBLIC ASSISTANCE AREA	Open-Property potentially affected by FEMA Disaster ID XXXX. SEVERE STORMS STRAIGHT-LINE WINDS FLOODING LANDSLIDES AND MUDSLIDES WA - Declared XX/XX/XXXX with an Incident End Date of XXXX-XX-XX with Public Assistance: YES and Individual Assistance: NO. Property inspection with exterior photos required. - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	8610027	N/A	N/A
XXXX	xxxxx2932	XXXX	XXXX	Seller	2024-12-03 23:35	2025-02-03 17:02	Counter	3 - Material	D	D	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing
Counter-As per page XXXX Employment Verification Form states Prior to funding your loan, we will verify your employment status. Requesting VOE.
 - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Section X.X.X Full Doc - XXX borrower - "may or may not", underwriter for ease of use did not obtain a verbal verification, based on the overall documentation and loan file.    - Seller-XX/XX/XXXX

Counter-As per page XXXX Employment Verification Form states Prior to funding your loan, we will verify your employment status. Requesting VOE.  - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Funding VOE not required per guidelines.    - Seller-XX/XX/XXXX

Open-Borrower X Xrd Party VOE Prior to Close Missing Provide VOE for borrower - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Section X.X.X Full Doc - XXX borrower - "may or may not", underwriter for ease of use did not obtain a verbal verification, based on the overall documentation and loan file. - Seller-XX/XX/XXXX Ready for Review-Funding VOE not required per guidelines. - Seller-XX/XX/XXXX					XX	Primary Residence	Refinance	Cash Out - Other	2924817	N/A	N/A
XXXX	xxxxx2932	XXXX	XXXX	Closed	2024-12-04 00:37	2024-12-04 15:30	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) .This loan failed the higher-priced mortgage loan test. (  XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow. Final Closing disclosure on Pg#’s XX, Finding reflects no escrows.
Rate lock date was entered correctly – see Pg#’s XXX,XXX.  An interior and exterior appraisal was completed for this property – see pg X, the appraisal disclosure was provided to the borrower(s)- see Pg#’ XXX and confirmation the appraisal was delivered to the borrower – see Pg#’X. The loan meets HPML guidelines - Due Diligence Vendor-XX/XX/XXXX

Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) .This loan failed the higher-priced mortgage loan test. (  XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow. Final Closing disclosure on Pg#’s XX, Finding reflects no escrows.
Rate lock date was entered correctly – see Pg#’s XXX,XXX.  An interior and exterior appraisal was completed for this property – see pg X, the appraisal disclosure was provided to the borrower(s)- see Pg#’ XXX and confirmation the appraisal was delivered to the borrower – see Pg#’X. The loan meets HPML guidelines - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Refinance	Cash Out - Other	2925042	N/A	N/A
XXXX	xxxxx2945	XXXX	XXXX	Closed	2024-12-04 18:20	2025-01-16 13:40	Resolved	1 - Information	C	A	Property	Value	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Xnd valuation received - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. XXX Attached. - Seller-XX/XX/XXXX Open-Secondary Valuation or Additional Valuation has not been entered per securitization requirements - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. XXX Attached. - Seller-XX/XX/XXXX	Resolved-Xnd valuation received - Due Diligence Vendor-XX/XX/XXXX	XXXXXX XXXXXX XXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2933808	N/A	N/A
XXXX	xxxxx2945	XXXX	XXXX	Closed	2024-12-04 00:07	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Prohibited	Washington - Fees Allowed (Lender)(01/10)	Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX Open-The Washington Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment (Rate Lock) Fee to be paid by the Borrower to the Lender. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX; WAC XXX-XXX-XXX(X)) - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2924899	Originator Post-Close	No
XXXX	xxxxx2945	XXXX	XXXX	Closed	2024-12-04 00:07	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Limited	Washington - Maximum Lender Fees (01/09)	Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX Open-Under the Washington Consumer Loan Act, a lender may not charge a "loan origination fee" exceeding X% of the first $XX,XXX and X% thereafter of the remaining loan amount. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX(X)). - Due Diligence Vendor-XX/XX/XXXX		Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2924903	Originator Post-Close	No
XXXX	xxxxx2945	XXXX	XXXX	Seller	2024-12-03 22:19	2025-09-08 15:00	Counter	3 - Material	D	D	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing
Counter-Per guidelines as well as Falling back to FNMA guidelines if Lender guides do not address. VOE is required to verify consistent employment. If done by phone Requirements are that it be documented in a processors cert with the following information included name and title of the person who confirmed the employment for the lender, X. Name and title of the person who completed the verification for the employer, X. Date of the call, and X. The source of the phone number. - Due Diligence Vendor-XX/XX/XXXX

Counter-Per guidelines as well as Falling back to FNMA guidelines if Lender guides do not address. VOE is required to verify consistent employment. If done by phone Requirements are that it be documented in a processors cert with the following information included name and title of the person who confirmed the employment for the lender, X. Name and title of the person who completed the verification for the employer, X. Date of the call, and X. The source of the phone number. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Section X.X.X Full Doc - XXX borrower - "may or may not", underwriter for ease of use did not obtain a verbal verification, based on the overall documentation and loan file.    - Seller-XX/XX/XXXX

Counter-"Per guidelines as well as Falling back to FNMA guidelines if Lender guides do not address.  VOE is required to verify consistent employment. If done by phone Requirements are that it be documented in a processors cert with the following information included name and title of the person who confirmed the employment for the lender,
X. Name and title of the person who completed the verification for the employer,
X. Date of the call, and
X. The source of the phone number." - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Funding VOE not required per guidelines.    - Seller-XX/XX/XXXX

Open-Borrower X Xrd Party VOE Prior to Close Missing Verified subject loan was qualified with Full doc. Provided VVOE on pg-XXX does not have current verification date - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Section X.X.X Full Doc - XXX borrower - "may or may not", underwriter for ease of use did not obtain a verbal verification, based on the overall documentation and loan file. - Seller-XX/XX/XXXX Ready for Review-Funding VOE not required per guidelines. - Seller-XX/XX/XXXX					XX	Primary Residence	Refinance	Cash Out - Other	2924655	N/A	N/A
XXXX	xxxxx2945	XXXX	XXXX	Closed	2024-12-04 00:07	2024-12-06 12:41	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)
Resolved-The loan's (XX.XX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. (  XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly. All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Final Closing disclosure on Pg#’XX. Rate lock date was entered correctly – see Pg#’s XXX, XXX. An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure OR the LE’s page as the page#XXX. confirmation the appraisal was delivered to the borrower – see Pg#’s XX. The loan meets HPML guidelines, resolved.
 - Due Diligence Vendor-XX/XX/XXXX

Resolved-The loan's (XX.XX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. (  XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly.
All disclosures, COC’s, Fees, and dates are entered correctly.
Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only.
Final Closing disclosure on Pg#’XX.
Rate lock date was entered correctly – see Pg#’s XXX, XXX.
An interior and exterior appraisal was completed for this property – see pg#XX,
ECOA Appraisal Disclosure OR the LE’s page as the page#XXX.
confirmation the appraisal was delivered to the borrower – see Pg#’s XX. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-XX/XX/XXXX

Resolved-The loan's (XX.XX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. (  XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly. All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Final Closing disclosure on Pg#’XX. Rate lock date was entered correctly – see Pg#’s XXX, XXX. An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure OR the LE’s page as the page#XXX. confirmation the appraisal was delivered to the borrower – see Pg#’s XX. The loan meets HPML guidelines, resolved.
 - Due Diligence Vendor-XX/XX/XXXX

 Resolved-The loan's (XX.XX%) APR equals or exceeds the Federal HPML threshold of (X.XX%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. (  XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly.
All disclosures, COC’s, Fees, and dates are entered correctly.
Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only.
Final Closing disclosure on Pg#’XX.
Rate lock date was entered correctly – see Pg#’s XXX, XXX.
An interior and exterior appraisal was completed for this property – see pg#XX,
ECOA Appraisal Disclosure OR the LE’s page as the page#XXX.
confirmation the appraisal was delivered to the borrower – see Pg#’s XX. The loan meets HPML guidelines, resolved.

 - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Refinance	Cash Out - Other	2924901	N/A	N/A
XXXX	xxxxx2952	XXXX	XXXX	Closed	2024-12-04 04:58	2025-01-30 06:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved-Validation Resolved' - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. See attached. - Seller-XX/XX/XXXX Counter-Calculator required for Alt DOC bank statements. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Not required per guidelines. Using average deposits on bank statements. - Seller-XX/XX/XXXX Open-Missing Lender Income Calculation Worksheet - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. See attached. - Seller-XX/XX/XXXX Ready for Review-Not required per guidelines. Using average deposits on bank statements. - Seller-XX/XX/XXXX	Resolved-Validation Resolved' - Due Diligence Vendor-XX/XX/XXXX	XXXXXX XXXXXX XXXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2925912	N/A	N/A
XXXX	xxxxx2952	XXXX	XXXX	Closed	2024-12-03 23:29	2025-01-16 10:01	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Prohibited	Washington - Fees Allowed (Lender)(01/10)
Acknowledged- - Due Diligence Vendor-XX/XX/XXXX

Acknowledged- - Due Diligence Vendor-XX/XX/XXXX

Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX

Open-The Washington Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment (Rate Lock) Fee to be paid by the Borrower to the Lender. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX; WAC XXX-XXX-XXX(X)) All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - Due Diligence Vendor-XX/XX/XXXX
																Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2924793	Originator Post-Close	No
XXXX	xxxxx2952	XXXX	XXXX	Closed	2024-12-03 23:29	2025-01-16 10:01	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Limited	Washington - Maximum Lender Fees (01/09)
Acknowledged- - Due Diligence Vendor-XX/XX/XXXX

Acknowledged- - Due Diligence Vendor-XX/XX/XXXX

Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX

Open-Under the Washington Consumer Loan Act, a lender may not charge a "loan origination fee" exceeding X% of the first $XX,XXX and X% thereafter of the remaining loan amount. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX(X)).  All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - Due Diligence Vendor-XX/XX/XXXX
																Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the Washington Consumer Loan Act (the “WA APL’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the WA APL’s. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2924797	Originator Post-Close	No
XXXX	xxxxx2952	XXXX	XXXX	Closed	2024-12-05 11:19	2025-01-16 10:01	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Fees: Limited
Resolved- - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-The total amount of the XX% category fees on the last Closing Disclosure ($X,XXX.XX) has increased by more than XX% over the current baseline value of ($X,XXX.XX). The total amount of fees in the XX% category cannot exceed ($X,XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Settlement or Closing Fee, Recording Fees – Mortgage/Deed of Trust, Lender's Title Policy). Any increase to an existing fee and/or the addition of a new fee that causes the XX% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (XX CFR XXXX.XX(e)(X)(ii); XX CFR XXXX.XX(e)(X)(iv)). - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-This makes no sense, no fees changed, total didn't go up.   Please clarify.    - Seller-XX/XX/XXXX

Open-The total amount of the XX% category fees on the last Closing Disclosure ($X,XXX.XX) has increased by more than XX% over the current baseline value of ($X,XXX.XX). The total amount of fees in the XX% category cannot exceed ($X,XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Settlement or Closing Fee, Recording Fees – Mortgage/Deed of Trust, Lender's Title Policy). Any increase to an existing fee and/or the addition of a new fee that causes the XX% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (XX CFR XXXX.XX(e)(X)(ii); XX CFR XXXX.XX(e)(X)(iv)). - Due Diligence Vendor-XX/XX/XXXX

Open-The total amount of the XX% category fees on the last Closing Disclosure ($X,XXX.XX) has increased by more than XX% over the current baseline value of ($X,XXX.XX). The total amount of fees in the XX% category cannot exceed ($X,XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Settlement or Closing Fee, Recording Fees – Mortgage/Deed of Trust, Lender's Title Policy). Any increase to an existing fee and/or the addition of a new fee that causes the XX% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (XX CFR XXXX.XX(e)(X)(ii); XX CFR XXXX.XX(e)(X)(iv)). - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-This makes no sense, no fees changed, total didn't go up. Please clarify. - Seller-XX/XX/XXXX	Resolved- - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2941119	N/A	N/A
XXXX	xxxxx2952	XXXX	XXXX	Closed	2024-12-05 11:19	2025-01-16 10:01	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Fees: Limited
Resolved- - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-The total amount of the XX% category fees ($X,XXX.XX) has increased by more than XX% over the current baseline value of ($X,XXX.XX). The total amount of fees in the XX% category cannot exceed ($X,XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Settlement or Closing Fee, Recording Fees – Mortgage/Deed of Trust, Lender's Title Policy). Any increase to an existing fee and/or the addition of a new fee that causes the XX% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (XX CFR XXXX.XX(e)(X)(ii); XX CFR XXXX.XX(e)(X)(iv)). . - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Please clarify.     - Seller-XX/XX/XXXX

Open-The total amount of the XX% category fees ($X,XXX.XX) has increased by more than XX% over the current baseline value of ($X,XXX.XX). The total amount of fees in the XX% category cannot exceed ($X,XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Settlement or Closing Fee, Recording Fees – Mortgage/Deed of Trust, Lender's Title Policy). Any increase to an existing fee and/or the addition of a new fee that causes the XX% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (XX CFR XXXX.XX(e)(X)(ii); XX CFR XXXX.XX(e)(X)(iv)). - Due Diligence Vendor-XX/XX/XXXX

Open-The total amount of the XX% category fees ($X,XXX.XX) has increased by more than XX% over the current baseline value of ($X,XXX.XX). The total amount of fees in the XX% category cannot exceed ($X,XXX.XX). The following fee(s) have either increased from their baseline disclosure or have been recently added: (Settlement or Closing Fee, Recording Fees – Mortgage/Deed of Trust, Lender's Title Policy). Any increase to an existing fee and/or the addition of a new fee that causes the XX% category threshold to be exceeded cannot occur unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee(s) or new fee(s). (XX CFR XXXX.XX(e)(X)(ii); XX CFR XXXX.XX(e)(X)(iv)). - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Please clarify. - Seller-XX/XX/XXXX	Resolved- - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2941121	N/A	N/A
XXXX	xxxxx2952	XXXX	XXXX	Closed	2024-12-05 11:53	2025-01-16 10:01	Resolved	1 - Information	C	A	Compliance	Tolerance:Disclosure	Federal - Closing Disclosure Total of Payments Foreclosure Rescission Tolerance
Resolved-The disclosed Total of Payments ($XXX,XXX.XX) is understated by more than $XX when compared to the actual Total of Payments of ($XXX,XXX.XX). The difference is ($XXX.XX). After the initiation of foreclosure on the consumer's principal dwelling that secures the credit obligation, Regulation Z considers the disclosed Total of Payments inaccurate if it is understated by more than $XX. (XX CFR XXXX.XX(h)(X)(ii)) . - Due Diligence Vendor-XX/XX/XXXX

Resolved-. - Due Diligence Vendor-XX/XX/XXXX

Ready for Review-Please clarify.    - Seller-XX/XX/XXXX

Open-The disclosed Total of Payments ($XXX,XXX.XX) is understated by more than $XX when compared to the actual Total of Payments of ($XXX,XXX.XX). The difference is ($XXX.XX). After the initiation of foreclosure on the consumer's principal dwelling that secures the credit obligation, Regulation Z considers the disclosed Total of Payments inaccurate if it is understated by more than $XX. (XX CFR XXXX.XX(h)(X)(ii)) . - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Please clarify. - Seller-XX/XX/XXXX	Resolved-The disclosed Total of Payments ($XXX,XXX.XX) is understated by more than $XX when compared to the actual Total of Payments of ($XXX,XXX.XX). The difference is ($XXX.XX). After the initiation of foreclosure on the consumer's principal dwelling that secures the credit obligation, Regulation Z considers the disclosed Total of Payments inaccurate if it is understated by more than $XX. (XX CFR XXXX.XX(h)(X)(ii)) . - Due Diligence Vendor-XX/XX/XXXX Resolved-. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2941726	N/A	N/A
XXXX	xxxxx2952	XXXX	XXXX	Closed	2024-12-04 04:31	2025-01-15 03:35	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing	Resolved-Updated XXXX Document uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XX/XX/XXXX Resolved-The XXXX document is present in the loan file. - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. XXXX Updated. - Seller-XX/XX/XXXX Open-The XXXX document is missing from the loan file. XXXX shows Second Mortgage P&I amount of $XXX.XX with Note Rate of XX.XXX% whereas note shows $XXX.XX with note rate of XX.XXX%. provide updated XXXX with correct P&I,& note rate .Due to which there is an slight variance in HTI &DTI. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. XXXX Updated. - Seller-XX/XX/XXXX	Resolved-Updated XXXX Document uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-XX/XX/XXXX Resolved-The XXXX document is present in the loan file. - Due Diligence Vendor-XX/XX/XXXX	XXXXXX XXXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2925825	N/A	N/A
XXXX	xxxxx2952	XXXX	XXXX	Closed	2024-12-05 11:19	2024-12-05 11:53	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Insufficient Change of Circumstance (50001252)
Resolved- - Due Diligence Vendor-XX/XX/XXXX

Open-The amounts disclosed on the last Closing Disclosure for the following fee(s) have either increased above the amount disclosed within each fee(s) baseline disclosure OR have been added to the last Closing Disclosure and placed within the Cannot Increase Category: MERS® Registration Fee. Each fee within the Cannot Increase category cannot increase or be added unless a new disclosure is provided and there is a valid changed circumstance associated with the increased fee that is re-disclosed, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(e)(X); XX CFR XXXX.XX(f)(X)(v)). - Due Diligence Vendor-XX/XX/XXXX
																Resolved- - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2941117	N/A	N/A
XXXX	xxxxx2952	XXXX	XXXX	Closed	2024-12-05 11:19	2024-12-05 11:53	Resolved	1 - Information	C	A	Compliance	Predatory:Restrictions	Federal - Section 32 Disclosure Required (High Cost)	Resolved-. - Due Diligence Vendor-XX/XX/XXXX Open-This is a Federal High Cost Loan. Since the loan file does not contain a Section XX Sign Date, the System assumes the creditor did not furnish the Federal High Cost Section XX disclosures at least X business days prior to consummation, in violation of Reg Z. (XX CFR XXXX.XX(c) and XXXX.XX(c)) . - Due Diligence Vendor-XX/XX/XXXX		Resolved-. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2941118	N/A	N/A
XXXX	xxxxx2952	XXXX	XXXX	Closed	2024-12-05 11:19	2024-12-05 11:53	Resolved	1 - Information	C	A	Compliance	Mavent	Tolerance: Disclosure	Resolved- - Due Diligence Vendor-XX/XX/XXXX Open-There are ($XX.XX) of fees paid to the lender disclosed under Loan Estimate Section B "Services You Cannot Shop For" or Closing Disclosure Section B "Services Borrower Did Not Shop For". Under Regulation Z, charges included under Section B on the Loan Estimate and Closing Disclosure are charges the consumer will pay for settlement services for which the consumer cannot shop and did not shop that are provided by persons other than the creditor or mortgage broker. (XX CFR XXXX.XX(f)(X); XX CFR XXXX.XX(f)(X)) - Due Diligence Vendor-XX/XX/XXXX		Resolved- - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2941120	N/A	N/A
XXXX	xxxxx2952	XXXX	XXXX	Closed	2024-12-05 11:19	2024-12-05 11:53	Resolved	1 - Information	C	A	Compliance	Predatory:LateFees	Federal - Maximum Late Fee (01/14)	Resolved-. - Due Diligence Vendor-XX/XX/XXXX Open-You submitted a late fee amount of ($XX.XX) and a (X.X%) Late Fee Percent. In connection with a Federal High-Cost Mortgage any late payment charge must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed X% of the amount of the payment past due. No such charge may be imposed more than once for a single late payment. (XX CFR XXXX.XX(a)(X)(i)) . - Due Diligence Vendor-XX/XX/XXXX		Resolved-. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2941122	N/A	N/A
XXXX	xxxxx2952	XXXX	XXXX	Closed	2024-12-05 11:19	2024-12-05 11:53	Resolved	1 - Information	C	A	Compliance	Mavent	HighCost: APR/FEES	Resolved-. - Due Diligence Vendor-XX/XX/XXXX Open-The loan fees ($X,XXX.XX) exceed the (XXXXXXX) (Note Amount >=$XX,XXX.XX) fee limit, which is X% of the Total Loan Amount ($X,XXX.XX), the difference is ($X.XX). (XX CFR XXXX.XX). - Due Diligence Vendor-XX/XX/XXXX		Resolved-. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2941123	N/A	N/A
XXXX	xxxxx2952	XXXX	XXXX	Seller	2026-04-11 15:28	2026-04-11 15:32	Open	3 - Material	C	C	Credit	Credit	Property potentially affected by FEMA Disaster(s) INDIVIDUAL ASSISTANCE AREA	Open-Property potentially affected by FEMA Disaster ID XXXX. SEVERE STORMS STRAIGHT-LINE WINDS FLOODING LANDSLIDES AND MUDSLIDES WA - Declared XX/XX/XXXX with an Incident End Date of XXXX-XX-XX with Public Assistance: YES and Individual Assistance: YES. Property inspection with exterior photos required. - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	8610030	N/A	N/A
XXXX	xxxxx2952	XXXX	XXXX	Seller	2024-12-03 21:42	2025-02-06 10:02	Counter	3 - Material	D	D	Credit	Missing Doc	Hazard Insurance Policy is Partial	Counter-Currently being reviewed by Investor as client states unable to resolve - Due Diligence Vendor-XX/XX/XXXX Escalated- Referred to Investor/management as Lender states unable to resolve - Due Diligence Vendor-XX/XX/XXXX Unable to Resolve-Unable to Resolve-We missed this. I think we subtracted taxes from escrow on billing statement to come up with HOI. - Seller-XX/XX/XXXX Open-Hazard Insurance Policy Partially Provided The hazard insurance premium is missing in the document. - Due Diligence Vendor-XX/XX/XXXX	Unable to Resolve-Unable to Resolve-We missed this. I think we subtracted taxes from escrow on billing statement to come up with HOI. - Seller-XX/XX/XXXX					XX	Primary Residence	Refinance	Cash Out - Other	2924601	N/A	N/A
XXXX	xxxxx2952	XXXX	XXXX	Closed	2024-12-03 23:29	2025-01-16 10:01	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)
Resolved-. - Due Diligence Vendor-XX/XX/XXXX

Resolved-. - Due Diligence Vendor-XX/XX/XXXX

Resolved-. - Due Diligence Vendor-XX/XX/XXXX

Resolved-. - Due Diligence Vendor-XX/XX/XXXX

Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (X.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XX. The loan meets HPML guidelines. Resolved. - Due Diligence Vendor-XX/XX/XXXX

Resolved-. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-. - Due Diligence Vendor-XX/XX/XXXX

 Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (X.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.XX%).(XX CFR XXXX.XX(a)(X)(iii)) The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (XX.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only. Rate lock date was entered correctly – see Pg#’s XXX An interior and exterior appraisal was completed for this property – see pg#XX, ECOA Appraisal Disclosure provided on page XXX. The copy of appraisal sent to borrower confirmation page XX. The loan meets HPML guidelines. Resolved. - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Refinance	Cash Out - Other	2924795	N/A	N/A
XXXX	xxxxx2948	XXXX	XXXX	Closed	2024-12-04 00:44	2025-01-16 09:07	Resolved	1 - Information	D	A	Credit	Missing Doc	1008 Document is Missing
Resolved-The XXXX document is present in the loan file. - Due Diligence Vendor-XX/XX/XXXX
Ready for Review-Document Uploaded. XXX XXXX  - Seller-XX/XX/XXXX
Open-The XXXX document is missing from the loan file. XXXX document is missing with information of first lien balance. Since subject is second lien, first lien details should be present. Reflecting selection for Risk Assessment is OTHER, where in general it has to be Manual Underwriting. Provided XXXX not reflecting HOA fee. Qualifying interest rate is X.XX% as per XXXX, whereas in Note doc pg-XXX interest rate is XX.XXX % due to which &I of second mtg differs resulting with mismatch of PITIA amount. - Due Diligence Vendor-XX/XX/XXXX
															Ready for Review-Document Uploaded. XXX XXXX - Seller-XX/XX/XXXX	Resolved-The XXXX document is present in the loan file. - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX XXXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2925058	N/A	N/A
XXXX	xxxxx2948	XXXX	XXXX	Closed	2024-12-04 02:23	2025-01-16 09:04	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XX/XX/XXXX Ready for Review-Document Uploaded. Not required by guidelines, XXX Attached. - Seller-XX/XX/XXXX Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than X.X Secondary Valuation or Additional Valuation (with acceptable variance to Primary is missing in file. - Due Diligence Vendor-XX/XX/XXXX	Ready for Review-Document Uploaded. Not required by guidelines, XXX Attached. - Seller-XX/XX/XXXX	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-XX/XX/XXXX	XXXXXXXX XXXXXXX XXX.XXX			XX	Primary Residence	Refinance	Cash Out - Other	2925360	N/A	N/A
XXXX	xxxxx2948	XXXX	XXXX	Closed	2024-12-04 03:22	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Prohibited	Washington - Fees Allowed (Lender)(01/10)
Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX XXX’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX XXX’s. - Due Diligence Vendor-XX/XX/XXXX

Open-The XXXXXXXXXX Consumer Loan Act prohibits any fee other than a Loan Origination Fee, Loan Discount, or Commitment (Rate Lock) Fee to be paid by the Borrower to the Lender. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX; WAC XXX-XXX-XXX(X))  All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - Due Diligence Vendor-XX/XX/XXXX
																Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX XXX’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX XXX’s. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2925561	Originator Post-Close	No
XXXX	xxxxx2948	XXXX	XXXX	Closed	2024-12-04 03:22	2024-12-17 16:25	Acknowledged	2 - Non-Material	C	B	Compliance	Fees:Limited	Washington - Maximum Lender Fees (01/09)
Acknowledged-Confirmed with outside counsel that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX XXX’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX XXX’s. - Due Diligence Vendor-XX/XX/XXXX

Open-Under the XXXXXXXXXX Consumer Loan Act, a lender may not charge a "loan origination fee" exceeding X% of the first $XX,XXX and X% thereafter of the remaining loan amount. (RCW XX.XX.XXX(X); WAC XXX-XXX-XXX(X)).  All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - Due Diligence Vendor-XX/XX/XXXX
																Acknowledged-Confirmed with XXX that the state anti-predatory provisions in the XXXXXXXXXX Consumer Loan Act (the “XX XXX’s”) are originator level issues so there should not be any direct assignee liability/penalties associated with the XX XXX’s. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2925566	Originator Post-Close	No
XXXX	xxxxx2948	XXXX	XXXX	Closed	2024-12-04 03:22	2024-12-05 12:02	Resolved	1 - Information	C	A	Compliance	Predatory:LateFees	Federal - Maximum Late Fee (01/14)
Resolved-. - Due Diligence Vendor-XX/XX/XXXX

Open-You submitted a late fee amount of ($XX.XX) and a (X.X%) Late Fee Percent. In connection with a Federal High-Cost Mortgage any late payment charge must be specifically permitted by the terms of the loan contract or open-end credit agreement and may not exceed X% of the amount of the payment past due. No such charge may be imposed more than once for a single late payment. (XX CFR XXXX.XX(a)(X)(i))  All the fees and cost are updated as per TRID documents, but unable to resolve the state specific finding in mavent fail. - Due Diligence Vendor-XX/XX/XXXX
																Resolved-. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2925564	N/A	N/A
XXXX	xxxxx2948	XXXX	XXXX	Closed	2024-12-04 03:22	2024-12-05 12:02	Resolved	1 - Information	C	A	Compliance	Mavent	HighCost: APR/FEES	Resolved-. - Due Diligence Vendor-XX/XX/XXXX Open-The loan APR (XX.XXX%) exceeds the (FEDXXXX) Federal High Cost APR limit, which is (XX.X%), the difference is (X.XXX%). (XX CFR XXXX.XX). Loan failed Federal High Cost APR limit test stating - The loan APR (XX.XXX%) exceeds the (FEDXXXX) Federal High Cost APR limit, which is (XX.X%). Undiscounted rate or Discount point fee document is not available in file. - Due Diligence Vendor-XX/XX/XXXX		Resolved-. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2925559	N/A	N/A
XXXX	xxxxx2948	XXXX	XXXX	Closed	2024-12-04 03:22	2024-12-05 12:02	Resolved	1 - Information	C	A	Compliance	Predatory:Restrictions	Federal - Section 32 Disclosure Required (High Cost)	Resolved-. - Due Diligence Vendor-XX/XX/XXXX Open-This is a Federal High Cost Loan. Since the loan file does not contain a Section XX Sign Date, the System assumes the creditor did not furnish the Federal High Cost Section XX disclosures at least X business days prior to consummation, in violation of Reg Z. (XX CFR XXXX.XX(c) and XXXX.XX(c)) Loan failed Federal High Cost APR limit test stating - The loan APR (XX.XXX%) exceeds the (FEDXXXX) Federal High Cost APR limit, which is (XX.X%). Undiscounted rate or Discount point fee document is not available in file. - Due Diligence Vendor-XX/XX/XXXX		Resolved-. - Due Diligence Vendor-XX/XX/XXXX				XX	Primary Residence	Refinance	Cash Out - Other	2925560	N/A	N/A
XXXX	xxxxx2948	XXXX	XXXX	Seller	2026-04-11 15:27	2026-04-11 15:32	Open	2 - Non-Material	B	B	Credit	Credit	Property potentially affected by FEMA Disaster(s) PUBLIC ASSISTANCE AREA	Open-Property potentially affected by FEMA Disaster ID XXXX. SEVERE STORMS STRAIGHT-LINE WINDS FLOODING LANDSLIDES AND MUDSLIDES XX - Declared XX/XX/XXXX with an Incident End Date of XXXX-XX-XX with Public Assistance: YES and Individual Assistance: NO. Property inspection with exterior photos required. - Due Diligence Vendor-XX/XX/XXXX						XX	Primary Residence	Refinance	Cash Out - Other	8610029	N/A	N/A
XXXX	xxxxx2948	XXXX	XXXX	Seller	2024-12-04 02:42	2025-02-06 10:02	Counter	3 - Material	C	C	Credit	Insurance	Flood Insurance Expiration Date is before the Note Date
Counter-Currently being reviewed by Investor as client states unable to resolve - Due Diligence Vendor-XX/XX/XXXX

Escalated- Referred to Investor/management as Lender states unable to resolve
 - Due Diligence Vendor-XX/XX/XXXX

Unable to Resolve- - Due Diligence Vendor-XX/XX/XXXX

Unable to Resolve-Unable to Resolve-Policy in file is what we have, its escrow paid by existing lender.    - Seller-XX/XX/XXXX

Open-Flood Insurance Expiration Date of XX-XX-XXXX is prior to the Note Date of XX-XX-XXXX Provided Flood Insurance Expiration Date of XX-XX-XXXX which is expired before Note Date of XX-XX-XXXX. - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Policy in file is what we have, its escrow paid by existing lender. - Seller-XX/XX/XXXX					XX	Primary Residence	Refinance	Cash Out - Other	2925455	N/A	N/A
XXXX	xxxxx2948	XXXX	XXXX	Seller	2024-12-04 02:42	2025-02-06 10:02	Counter	3 - Material	C	C	Credit	Insurance	Hazard Insurance Expiration Date is before the Note Date
Counter-Currently being reviewed by Investor as client states unable to resolve - Due Diligence Vendor-XX/XX/XXXX

Escalated- Referred to Investor/management as Lender states unable to resolve
 - Due Diligence Vendor-XX/XX/XXXX

Unable to Resolve- - Due Diligence Vendor-XX/XX/XXXX

Unable to Resolve-Unable to Resolve-Escrow paid by existing lender.     - Seller-XX/XX/XXXX

Open-Hazard Insurance Expiration Date of XX-XX-XXXX is prior to or equal to the Note Date of XX-XX-XXXX Provided Hazard Insurance Expiration Date of XX-XX-XXXX which is expired before Note Date of XX-XX-XXXX. - Due Diligence Vendor-XX/XX/XXXX
															Unable to Resolve-Unable to Resolve-Escrow paid by existing lender. - Seller-XX/XX/XXXX					XX	Primary Residence	Refinance	Cash Out - Other	2925456	N/A	N/A
XXXX	xxxxx2948	XXXX	XXXX	Closed	2024-12-04 03:22	2024-12-05 12:02	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(Junior Lien 06/13)
Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (X.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) . - Due Diligence Vendor-XX/XX/XXXX

Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (X.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii))  This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly.
All disclosures, COC’s, Fees, and dates are entered correctly.
Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only.
Final Closing disclosure on Pg#XXX
Rate lock date was entered correctly – see Pg#’sXXX
An interior and exterior appraisal was completed for this property – see pg#X
ECOA Appraisal Disclosure OR the LE’s page as the page#XXX
confirmation the appraisal was delivered to the borrower – see Pg#’s XXX
 - Due Diligence Vendor-XX/XX/XXXX

Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (X.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii)) . - Due Diligence Vendor-XX/XX/XXXX

 Resolved-The loan's (XX.XXX%) APR equals or exceeds the Federal HPML threshold of (X.X%). The threshold is determined by adding X.X points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (X.X%).(XX CFR XXXX.XX(a)(X)(iii))  This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
TRID Header Disclosure Page was entered correctly.
All disclosures, COC’s, Fees, and dates are entered correctly.
Loan is a closed end second lien and is not required to escrow “on Closed end Seconds only.
Final Closing disclosure on Pg#XXX
Rate lock date was entered correctly – see Pg#’sXXX
An interior and exterior appraisal was completed for this property – see pg#X
ECOA Appraisal Disclosure OR the LE’s page as the page#XXX
confirmation the appraisal was delivered to the borrower – see Pg#’s XXX
 - Due Diligence Vendor-XX/XX/XXXX

																				XX	Primary Residence	Refinance	Cash Out - Other	2925563	N/A	N/A